united states

securities and exchange commission

washington, d.c. 20549

form n-csr

certified shareholder report of registered

management investment companies

Investment Company Act file number	811-22208

Valued Advisers Trust

(Exact name of registrant as specified in charter)

Ultimus Fund Solutions, LLC, 225 Pictoria Drive, Suite 450, Cincinnati, OH 45246

(Address of principal executive offices)       (Zip code)

Capitol Services, Inc.
108 Lakeland Ave., Dover, Delaware 19901

(Name and address of agent for service)

With Copies to:

Terry Davis
DLA Piper LLP
One Atlantic Center
1201 West Peachtree Street, Suite 2900
Atlanta, GA 30309

Registrant’s telephone number, including area code:	513-587-3400

Date of fiscal year end:	10/31/2024

Date of reporting period:	10/31/2025

Item 1. Reports to Stockholders.

(a)	Insert Tailored Shareholder Report

Dana Epiphany Equity Fund

Institutional Class (ESGIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dana Epiphany Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$94	0.85%

How did the Fund perform during the reporting period?

The Dana Epiphany Equity Fund returned 21.27% during the fiscal year. Artificial Intelligence related stocks and their capital expenditures played a key role in stock market performance and economic growth. The introduction of tariffs impacted stock prices and volatility as well.

The following three companies were the top three relative positive contributors to the Fund’s performance:

• NVIDIA Corp. (NVDA) is the bellwether AI stock, benefiting from strong demand for its next generation AI GPUs. The company has exceeded analyst expectations for sales of AI chips and data center products.

• Broadcom, Inc. (AVGO) is experiencing strong demand for its custom AI chips. Revenue and net income have surpassed expectations.

• Tapestry, Inc. (TPR) announced record-breaking earnings and robust growth from its Coach brand. As a result, management raised its fiscal 2025 revenue guidance.

The following three companies were the largest three relative detractors from the Fund’s performance:

• Fiserv, Inc. (FI) reported weak results, announced management changes, and faces intensifying competition in merchant acceptance.

• Align Technology, Inc. (ALGN) is known for its Invisalign clear aligners and digital orthodontic solutions. The stock lagged recently due to supply chain disruptions and weaker demand. Competition in this space and from traditional braces impacted the company.

• Elevance Health, Inc. (ELV) pulled back on rising medical costs in Medicaid and Medicare costs. These costs led to an earnings miss and lower investor expectations.

Investors continue to weigh the effects of tariffs, potential interest rate cuts, and the ongoing government shutdown. As always, our investment approach remains disciplined, centered on uncovering companies with solid growth potential and compelling relative valuations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dana Epiphany Equity Fund - Institutional	S&P 500® Index
Oct-2015	$10,000	$10,000
Oct-2016	$9,854	$10,451
Oct-2017	$12,068	$12,921
Oct-2018	$12,831	$13,870
Oct-2019	$14,468	$15,857
Oct-2020	$15,157	$17,397
Oct-2021	$21,023	$24,862
Oct-2022	$17,709	$21,230
Oct-2023	$17,582	$23,383
Oct-2024	$23,647	$32,272
Oct-2025	$28,677	$39,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dana Epiphany Equity Fund - Institutional	21.27%	13.60%	11.11%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$76,373,687
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$342,745
Portfolio Turnover	40%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
37.7%
Financials
12.0%
Consumer Discretionary
11.4%
Communications
10.0%
Health Care
8.7%
Industrials
5.6%
Consumer Staples
4.6%
Energy
2.7%
Utilities
2.4%
Real Estate
2.1%
Materials
1.7%
Money Market Funds
1.1%
Liabilities in Excess of Other Assets
-0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.1%
Materials	1.7%
Real Estate	2.1%
Utilities	2.4%
Energy	2.7%
Consumer Staples	4.6%
Industrials	5.6%
Health Care	8.7%
Communications	10.0%
Consumer Discretionary	11.4%
Financials	12.0%
Technology	37.7%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	8.2%
Apple, Inc.	6.7%
Microsoft Corp.	6.4%
Alphabet, Inc., Class A	4.2%
Amazon.com, Inc.	3.8%
Lam Research Corp.	3.2%
Broadcom, Inc.	2.9%
Meta Platforms, Inc., Class A	2.3%
Bank of America Corp.	2.3%
Bank of New York Mellon Corp. (The)	2.2%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dana Epiphany Equity Fund - Institutional (ESGIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-ESGIX

Dana Epiphany Small Cap Equity Fund

Institutional Class (DSCIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dana Epiphany Small Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$99	0.95%

How did the Fund perform during the reporting period?

The Dana Epiphany Small Cap Equity Fund returned 9.41% during the fiscal year. Companies with proven cash generation and capital allocation skill drove substantial outperformance especially in Industrials, Health Care and Consumer Discretionary sectors. Their combination of operational resiliency, recurring revenue visibility, and balance sheet strength provided stability and solid stock performance.

The following three companies were the top three relative positive contributors to the Fund’s performance:

• Insmed, Inc. (INSM) specializes in developing treatments for serious and rare diseases. The company received approval for a second lung disease drug in August and has an exciting pipeline including gene therapy programs.

• TransMedics Group, Inc. (TMDX) develops advanced organ transplant technologies, and its platform represents a transformative shift in transplant logistics and outcomes. Revenue growth, margin expansion, and FDA approvals were catalysts.

• Powell Industries, Inc. (POWL) provides electrical power solutions for a variety of industries including data centers. The stock surged with AI-driven energy needs.

The following three companies were the largest three relative detractors from the Fund’s performance:

• Lantheus Holdings, Inc. (LNTH) is a major radiopharmaceutical company that faced competitive pressures, especially in the PET imaging segment.

• SM Energy Co. (SM) is an independent oil and natural gas producer. Falling energy commodity prices negatively impacted the stock.

• Olema Pharmaceuticals, Inc. (OLMA) is a biopharmaceutical company targeting treatments for diseases such as metastatic breast cancer. Mixed clinical results in a competitive space hampered stock performance.

Investors continue to weigh the effects of tariffs, potential interest rate cuts, and the ongoing government shutdown. As always, our investment approach remains disciplined, centered on uncovering companies with solid growth potential and compelling relative valuations.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

	Dana Epiphany Small Cap Equity Fund - Institutional	S&P 500® Index	S&P SmallCap 600® Index	Morningstar US Small Core Index
Nov-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$9,313	$10,300	$10,393	$10,418
Oct-2017	$11,462	$12,734	$13,294	$12,637
Oct-2018	$11,124	$13,670	$14,039	$12,654
Oct-2019	$11,217	$15,628	$14,494	$14,105
Oct-2020	$10,764	$17,145	$13,375	$12,724
Oct-2021	$17,439	$24,503	$21,258	$18,557
Oct-2022	$13,848	$20,923	$18,746	$16,434
Oct-2023	$13,735	$23,045	$17,311	$16,644
Oct-2024	$18,411	$31,806	$22,505	$22,098
Oct-2025	$20,143	$38,630	$23,745	$23,288

Average Annual Total Returns

	1 Year	5 Years	Since Inception (November 3, 2015)
Dana Epiphany Small Cap Equity Fund - Institutional	9.41%	13.35%	7.26%
S&P 500® Index	21.45%	17.64%	14.48%
S&P SmallCap 600® Index	5.51%	12.17%	9.04%
Morningstar US Small Core Index	5.38%	12.85%	8.83%

The primary index was changed from S&P Small Cap 600 to S&P 500 Total Return because the latter is a broader-based market index. S&P Small Cap 600 is now used as a secondary benchmark, because the Adviser believes it represents the portion of the market in which the Fund invests.

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE FUND OR ANY DATA INCLUDED THEREIN AND MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$32,465,642
Number of Portfolio Holdings	59
Advisory Fee (net of waivers)	$63,610
Portfolio Turnover	55%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
21.4%
Financials
16.8%
Health Care
16.4%
Industrials
14.1%
Consumer Discretionary
9.4%
Real Estate
5.5%
Energy
4.7%
Materials
3.9%
Utilities
3.3%
Money Market Funds
2.8%
Consumer Staples
1.7%
Communications
1.3%
Liabilities in Excess of Other Assets
-1.3%

Value	Value
Liabilities in Excess of Other Assets	-1.3%
Communications	1.3%
Consumer Staples	1.7%
Money Market Funds	2.8%
Utilities	3.3%
Materials	3.9%
Energy	4.7%
Real Estate	5.5%
Consumer Discretionary	9.4%
Industrials	14.1%
Health Care	16.4%
Financials	16.8%
Technology	21.4%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Fidelity Investments Money Market Government Portfolio, Institutional Class	2.8%
Lumentum Holdings, Inc.	2.4%
PDF Solutions, Inc.	2.3%
SPX Technologies, Inc.	2.2%
CSG Systems International, Inc.	2.2%
Agilysys, Inc.	2.2%
Powell Industries, Inc.	2.2%
MYR Group, Inc.	2.2%
Insmed, Inc.	2.0%
Enpro, Inc.	2.0%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Dana Epiphany Small Cap Equity Fund - Institutional (DSCIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-DSCIX

Dana Large Cap Equity Fund

Institutional Class (DLCIX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Dana Large Cap Equity Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/dana/. You can also request this information by contacting us at (855) 280-9648.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional	$83	0.75%

How did the Fund perform during the reporting period?

The Dana Large Cap Equity Fund returned 21.55% during the fiscal year. Artificial Intelligence related stocks and their capital expenditures played a key role in stock market performance and economic growth. The introduction of tariffs impacted stock prices and volatility as well.

The following three companies were the top three relative positive contributors to the Fund’s performance:

• NVIDIA Corp. (NVDA) is the bellwether AI stock, benefiting from strong demand for its next generation AI GPUs. The company has exceeded analyst expectations for sales of AI chips and data center products.

• Broadcom, Inc. (AVGO) is experiencing strong demand for its custom AI chips. Revenue and net income have surpassed expectations.

• Alphabet, Inc. Class A (GOOGL) delivered outstanding results, driven by robust double-digit revenue growth across Google Search, YouTube ads, subscriptions, and Google Cloud. Earnings continue to be fueled by steady pricing in Search advertising and margin improvement in Cloud.

The following three companies were the largest three relative detractors from the Fund’s performance:

• UnitedHealth Group, Inc. (UNH) missed its earnings expectations and lowered its full-year guidance. Higher medical costs, driven by rising Medicare Advantage medical costs and outpatient utilization, drove these results.

• Align Technology, Inc. (ALGN) is known for its Invisalign clear aligners and digital orthodontic solutions. The stock lagged recently due to supply chain disruptions and weaker demand. Competition in this space and from traditional braces impacted the company.

• Adobe, Inc. (ADBE) suffered from weakness in software stocks and concerns regarding the potential impact of AI to alter the landscape of digital creative tools.

Investors continue to weigh the effects of tariffs, potential interest rate cuts, and the ongoing government shutdown. As always, our investment approach remains disciplined, centered on uncovering companies with solid growth potential and compelling relative valuations.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

	Dana Large Cap Equity Fund - Institutional	S&P 500® Index
Oct-2015	$10,000	$10,000
Oct-2016	$9,834	$10,451
Oct-2017	$12,795	$12,921
Oct-2018	$13,214	$13,870
Oct-2019	$15,269	$15,857
Oct-2020	$15,979	$17,397
Oct-2021	$22,512	$24,862
Oct-2022	$18,648	$21,230
Oct-2023	$19,850	$23,383
Oct-2024	$27,665	$32,272
Oct-2025	$33,628	$39,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Dana Large Cap Equity Fund - Institutional	21.55%	16.05%	12.89%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$72,250,337
Number of Portfolio Holdings	48
Advisory Fee (net of waivers)	$259,964
Portfolio Turnover	33%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology 36.8%
Financials 12.7%
Consumer Discretionary 10.3%
Communications 9.9%
Health Care 9.0%
Industrials 6.6%
Consumer Staples 4.5%
Energy 2.8%
Utilities 2.3%
Real Estate 1.9%
Materials 1.7%
Money Market Funds 1.6%
Liabilities in Excess of Other Assets -0.1%

Value	Value
Liabilities in Excess of Other Assets	-0.1%
Money Market Funds	1.6%
Materials	1.7%
Real Estate	1.9%
Utilities	2.3%
Energy	2.8%
Consumer Staples	4.5%
Industrials	6.6%
Health Care	9.0%
Communications	9.9%
Consumer Discretionary	10.3%
Financials	12.7%
Technology	36.8%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
NVIDIA Corp.	8.5%
Apple, Inc.	6.9%
Microsoft Corp.	6.7%
Alphabet, Inc., Class A	5.0%
Amazon.com, Inc.	3.8%
Broadcom, Inc.	3.0%
Meta Platforms, Inc., Class A	2.4%
Bank of New York Mellon Corp. (The)	2.2%
McKesson Corp.	2.1%
Lam Research Corp.	2.0%

Material Fund Changes

Effective July 28, 2025, Investor Shares (DLCEX) merged into Institutional Shares (DLCIX).

Dana Large Cap Equity Fund - Institutional (DLCIX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/dana/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-DLCIX

Kovitz Core Equity ETF

(EQTY)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Kovitz Core Equity ETF (the "Fund") for the period of November 1, 2024 to October 31, 2025.  You can find additional information about the Fund at https://www.kovitz.com/eqty. You can also request this information by contacting us at (877) 714-2327.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Kovitz Core Equity ETF	$105	0.99%

How did the Fund perform during the reporting period?

MARKET AND PERFORMANCE SUMMARY

For the 12-month period ended October 31, 2025, the Fund achieved a total return of 12.19% while the benchmark S&P500® Index (“S&P 500”) gained 21.45%. At the six-month mark, the Fund’s performance was ahead of the S&P 500’s, but over the second six months of the period, the index enjoyed a total return that was 9.51% ahead of the Fund’s.

Performance variability to the S&P 500 is expected over shorter time periods given the Fund’s concentration. Bloomberg analytics software informs us that, relative to the S&P 500, the Fund was underweight stocks characterized at momentum stocks for each month in the second half of the performance period. Further, the Bloomberg Market Surveillance Factors to Watch shows that momentum stocks were the second-best performing factor driving U.S. stock market returns for the six month period to October 31, 2025. We believe the portfolio’s underweight to momentum stocks accounts for a large portion of the performance difference over the period. We recommend this factor construct as the best way to understand the performance difference between the Fund and its benchmark.

Our strategic intent remains that the Fund outperforms the S&P 500 over a full market cycle.

PORTFOLIO ACTIVITY

During the Fund’s fiscal year, we initiated new positions in Ashtead Group PLC ADR, Adobe, Alcon AG, Cooper Companies, Floor & Décor, Microsoft, Ryan Specialty, Thermo Fisher Scientific, and Waters. At the time of the purchases, we anticipated good returns in these stocks over the next several years.

We exited Diageo ADRs and Fiserv, Hasbro, JP Morgan, Motorola Solutions, Oracle, and PPG stocks. We sold and repurchased Analog Devices stock during the period.

We also added to and trimmed from existing positions to improve the expected return of the aggregate portfolio.

Thank you for your continued support and trust in our ability to manage your investment in the Fund.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Kovitz Core Equity ETF
S&P 500® Index
$40,000
$30,000
$20,000
$10,000
$0
$39,196
$29,357
10/31/15
10/31/16
10/31/17
10/31/18
10/31/19
10/31/20
10/31/21
10/31/22
10/31/23
10/31/24
10/31/25

	Kovitz Core Equity ETF	S&P 500® Index
10/31/15	$10,000	$10,000
10/31/16	$10,365	$10,451
10/31/17	$13,166	$12,921
10/31/18	$13,364	$13,870
10/31/19	$14,746	$15,857
10/31/20	$14,780	$17,397
10/31/21	$22,401	$24,862
10/31/22	$17,918	$21,230
10/31/23	$19,615	$23,383
10/31/24	$26,221	$32,272
10/31/25	$29,357	$39,196

Average Annual Total Returns

	1 Year	5 Years	10 Years
Kovitz Core Equity ETF - NAV	11.96%	14.71%	11.37%
S&P 500® Index	21.45%	17.64%	14.64%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares. Call (877) 714-2327 or visit https://www.kovitz.com/eqty for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	5.4%
Consumer Staples	5.6%
Consumer Discretionary	8.9%
Communications	11.7%
Industrials	12.1%
Health Care	15.1%
Financials	18.1%
Technology	23.1%

Fund Statistics

Net Assets	$1,274,359,947
Number of Portfolio Holdings	37
Advisory Fee	$12,071,014
Portfolio Turnover	36%

Material Fund Changes

No material changes occurred during the year ended October 31, 2025.

Kovitz Core Equity ETF - Fund (EQTY)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://www.kovitz.com/eqty), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-EQTY

Slow Capital Growth Fund

 (SLWGX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Slow Capital Growth Fund (the “Fund”) for the period of December 6, 2024 to October 31, 2025.  You can find additional information about the Fund at https://slowcapitalfunds.com/literature. You can also request this information by contacting us at 833-377-2715. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Slow Capital Growth Fund	$92Footnote Reference*	0.82%
Footnote	Description
Footnote*	The reporting period is less than a full annual reporting period. Expenses paid for a full annual reporting period would be higher.

How did the Fund perform during the reporting period?

From inception through October 31, 2025, the Fund (SLWGX) returned 11.20% compared to the Morningstar US Target Market Exposure Index return of 13.46%. The period belonged to AI infrastructure. Hyperscalers deployed hundreds of billions of dollars in building capacity, creating extraordinary demand for specialized semiconductors and cloud services. While momentum dominated headlines, we focused on companies we believed had durable competitive advantages in this transforming landscape; Companies that are not just riding the wave, but also building the infrastructure beneath it.

Top Contributors: Broadcom 500 bps: Custom AI chips and VMware integration drove 20% revenue growth as hyperscalers accelerated buildouts. Alphabet 240 bps: First $100 billion quarterly revenue. Cloud grew by 34%, with the backlog reaching $155 billion, as AI integration expanded enterprise adoption. Nvidia 210 bps: Data center revenue surged 56% on Blackwell GPU demand, maintaining dominant 90%+ market share in AI accelerators. Top Detractors: HubSpot -129 bps: Growth decelerated to mid-teens as OpenAI's competing tools highlighted AI disruption risks for traditional SaaS business models. Regeneron -90 bps: Late-stage itepekimab COPD trial failure and continued Eylea biosimilar erosion. ON Semiconductor -83 bps: Automotive chip weakness, particularly in China, with management guiding 25% sequential revenue decline as EV adoption slowed.  Technology 597 bps and Communications 528 bps sectors led, reflecting concentrated AI exposure. Consumer Discretionary 248 bps and Industrials 93 bps sectors contributed positively. Health Care -155 bps and Consumer Staples -83 bps sectors detracted. We seek companies the Adviser believes have the potential for above-average growth of capital and sustained high rates of return. This period's performance reflects patient, bottom-up selection rather than thematic momentum chasing.

How has the Fund performed since inception?

Total Return Based on $10,000 Investment

Slow Capital Growth Fund
Morningstar US Target Market Exposure
$15,000
$10,000
$5,000
$0
$11,346
$11,120
Dec-2024
Oct-2025

	Slow Capital Growth Fund	Morningstar US Target Market Exposure
Dec-2024	$10,000	$10,000
Oct-2025	$11,120	$11,346

Average Annual Total Returns

Since Inception (December 6, 2024)
Slow Capital Growth Fund	11.20%
Morningstar US Target Market Exposure	13.46%

The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to individuals who invest in the Fund or any member of the public regarding the advisability of investing in equity securities generally or in the Fund in particular or the ability of the Fund to track the Morningstar Indices or general equity market performance. THE MORNINGSTAR ENTITIES DO NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE MORNINGSTAR INDEX OR ANY DATA INCLUDED THEREIN AND THE MORNINGSTAR ENTITIES SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or sale of shares. Call  833-377-2715 or visit https://slowcapitalfunds.com/fund for updated performance information.

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
42.7%
Consumer Discretionary
16.9%
Communications
13.6%
Health Care
12.6%
Industrials
4.4%
Energy
4.3%
Consumer Staples
2.2%
Real Estate
1.5%
Financials
1.5%
Other Assets in Excess of Liabilities
0.3%

Value	Value
Other Assets in Excess of Liabilities	0.3%
Financials	1.5%
Real Estate	1.5%
Consumer Staples	2.2%
Energy	4.3%
Industrials	4.4%
Health Care	12.6%
Communications	13.6%
Consumer Discretionary	16.9%
Technology	42.7%

Fund Statistics

Net Assets	$87,132,884
Number of Portfolio Holdings	32
Advisory Fee	$276,863
Portfolio Turnover	2%

Material Fund Changes

This is a summary of certain changes to the Fund since November 27, 2024. For more complete information you may review the Fund's prospectus dated November 27, 2024, as supplemented on August 11, 2025, which is available upon request at 1-833-377-2715 or on the Fund's website at https://slowcapitalfunds.com/fund.

Effective August 11, 2025, the Fund’s 2.00% redemption fee as a percentage of the amount redeemed within 90 days of purchase has been eliminated.

Effective August 11, 2025, Slow Capital, Inc. (the “Adviser”), the investment adviser to the Fund, agreed to modify the Fund’s expense limitation arrangement. The Board of Trustees of the Trust approved an Amended and Restated Expense Limitation Agreement between the Adviser and the Trust, which lowers the Fund’s expense cap from 1.00% to 0.99%.

Slow Capital Growth Fund (SLWGX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the Fund's website (https://slowcapitalfunds.com/literature), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-SLWGX

SMI Dynamic Allocation Fund

 (SMIDX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about SMI Dynamic Allocation Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Dynamic Allocation Fund	$144	1.30%

How did the Fund perform during the reporting period?

SMI’s Dynamic Asset Allocation (DAA) strategy (the sole strategy used in the SMI Dynamic Allocation Fund “SMIDX”) generated a gain of +21.46% during the twelve months ended October 31, 2025. This result placed SMIDX in the 9th percentile of its Tactical Allocation peer group, while also improving its ranking to the top quartile over the prior 3-year period.

DAA’s large allocation to gold was a primary driver of the strategy’s success during the period, as its gold holding gained +42.35%. Timely moves to increase foreign stock exposure, while significantly reducing U.S. stock exposure immediately prior to April’s market correction, also contributed to its strong performance.

Instead of only owning the top performing three of six broad asset classes, the DAA strategy now offers some exposure to Stocks, Bonds, Commodities, and Alternative classes all the time, with the relative weightings between those classes shifting. It’s less of an “all or nothing” approach at the individual asset class level, while retaining DAA’s emphasis on the specific performance attributes of each asset class during varying economic environments. A version of this approach has recently begun trading within a new ETF, SMI 3Fourteen REAL Asset Allocation (ticker: RAA), which has become a significant position (around 12%) within SMIDX, complementing its traditional holdings. RAA launched in late-February and slightly outperformed its 60% stock, 40% bond benchmark through the end of the reporting period (+11.67% vs. +11.27%).

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

SMI Dynamic Allocation Fund
S&P 500 Index TR
Bloomberg U.S. Aggregate Bond Index
Weighted Index*
$40,000
$30,000
$20,000
$10,000
$0
$39,196
$25,079
$16,970
$12,071
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	SMI Dynamic Allocation Fund	S&P 500 Index TR	Bloomberg U.S. Aggregate Bond Index	Weighted Index*
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,062	$10,451	$10,437	$10,457
Oct-2017	$10,853	$12,921	$10,531	$11,929
Oct-2018	$10,869	$13,870	$10,315	$12,365
Oct-2019	$11,518	$15,857	$11,502	$14,051
Oct-2020	$11,927	$17,397	$12,214	$15,310
Oct-2021	$14,094	$24,862	$12,155	$18,987
Oct-2022	$11,300	$21,230	$10,249	$16,191
Oct-2023	$11,725	$23,383	$10,286	$17,204
Oct-2024	$13,972	$32,272	$11,370	$21,752
Oct-2025	$16,970	$39,196	$12,071	$25,079

Average Annual Total Returns

	1 Year	5 Years	10 Years
SMI Dynamic Allocation Fund	21.46%	7.31%	5.43%
S&P 500 Index TR	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Weighted Index*	15.29%	10.37%	9.63%

* The Weighted Index for the SMI Dynamic Allocation Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$77,795,141
Number of Portfolio Holdings	24
Advisory Fee (net of waivers)	$723,152
Portfolio Turnover	200%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sprott Physical Gold Trust	21.3%
BNY Mellon US Large Cap Core Equity ETF	20.0%
SMI 3Fourteen Real Asset Allocation ETF	12.9%
iShares MSCI Emerging Markets ex China ETF	8.9%
Invesco QQQ Trust, Series 1	8.2%
iShares MSCI EAFE ETF	7.3%
iShares iBoxx $ Investment Grade Corporate Bond ETF	2.9%
Schwab Long-Term U.S. Treasury ETF	2.6%
Schwab High Yield Bond ETF	2.2%
AQR Diversifying Strategies Fund, Class I	1.9%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	0.22
Short Term Treasury ETFs	0.35
Real Estate Funds & ETF's	0.74
Alternative Funds & ETF's	4.80
Fixed Income Funds & ETF's	10.70
Dynamic Asset Allocation ETF's	12.89
International Funds & ETF's	18.20
Gold Funds	21.34
Domestic Equity Funds & ETF's	30.76

Material Fund Changes

Until February 28, 2025, the Advisor had an operating expense limitation agreement in place where it had contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) did not exceed 1.45% with respect to the Dynamic Allocation Fund. The contractual arrangement for the Fund expired February 28, 2025 and was not renewed. Each prior waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the lesser of the applicable expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment.

SMI Dynamic Allocation Fund -  (SMIDX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-SMIDX

SMI Multi-Strategy Fund

 (SMILX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about SMI Multi-Strategy Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SMI Multi-Strategy Fund	$136	1.27%

How did the Fund perform during the reporting period?

SMI’s Multi-Strategy Fund (SMILX) portfolio consists of the following strategies and weightings: 50% Dynamic Asset Allocation “DAA”, 40% Stock Upgrading, and 10% Sector Rotation. For the twelve months ended October 31, 2025, the SMI Multi-Strategy Fund gained +14.18%, which slightly outperformed the +13.70% return of its Moderately Aggressive Allocation peer group. SMI’s Dynamic Asset Allocation (“DAA”) strategy (50% of SMILX) generated an outstanding gain of +21.46%. DAA’s strong performance was largely attributable to impressive gains from gold (+42.35%), as well as timely moves to increase foreign stock exposure, while reducing U.S. stock exposure significantly immediately prior to April’s market correction, also contributed to its strong performance.

SMI’s Stock Upgrading strategy (40% of SMILX) gained +4.72% during the period. This result was primarily due to lagging performance (-6.17%) from the Full-Cycle Trend ETF strategy ("FTCE"), which comprised the bulk of Stock Upgrading’s U.S. large company stock exposure throughout the period. However, the concentration of market gains in a small number of the largest tech stocks caused the FCTE strategy to suffer. The managers reduced Stock Upgrading’s allocation to FCTE from 50% at the beginning of the reporting period to 30% by its end. The rest of Stock Upgrading’s portfolio — which included exposure to foreign markets, small-company stocks, commodities, as well as other U.S. large company stocks as we reduced FCTE’s allocation — produced double-digit returns, helping to offset FCTE’s poor performance.

Having discussed SMI’s DAA and Stock Upgrading strategies in the accompanying letters, the final component to discuss is the 10% Sector Rotation allocation. This portion of SMILX was hurt significantly in March/April, largely due to allocating heavily to energy stocks based on their recent strength immediately prior to the April Organization of Petroleum Exporting Countries (OPEC+) pivot to accelerate oil production and drive down energy prices. Sector Rotation generated impressive returns from May-October, but not at a scale to completely offset those earlier losses. However, we are encouraged by the strategy’s recent performance and expect it to contribute to future outperformance, as it has over its 20+ year history.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

SMI Multi-Strategy Fund
S&P 500 Index TR
Bloomberg U.S. Aggregate Bond Index
Weighted Index*
$40,000
$30,000
$20,000
$10,000
$0
$39,196
$25,079
$19,710
$12,071
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	SMI Multi-Strategy Fund	S&P 500 Index TR	Bloomberg U.S. Aggregate Bond Index	Weighted Index*
Oct-2015	$10,000	$10,000	$10,000	$10,000
Oct-2016	$10,144	$10,451	$10,437	$10,457
Oct-2017	$11,970	$12,921	$10,531	$11,929
Oct-2018	$12,012	$13,870	$10,315	$12,365
Oct-2019	$12,439	$15,857	$11,502	$14,051
Oct-2020	$13,050	$17,397	$12,214	$15,310
Oct-2021	$16,379	$24,862	$12,155	$18,987
Oct-2022	$14,202	$21,230	$10,249	$16,191
Oct-2023	$14,189	$23,383	$10,286	$17,204
Oct-2024	$17,262	$32,272	$11,370	$21,752
Oct-2025	$19,710	$39,196	$12,071	$25,079

Average Annual Total Returns

	1 Year	5 Years	10 Years
SMI Multi-Strategy Fund	14.18%	8.60%	7.02%
S&P 500 Index TR	21.45%	17.64%	14.64%
Bloomberg U.S. Aggregate Bond Index	6.16%	-0.24%	1.90%
Weighted Index*	15.29%	10.37%	9.63%

* The Weighted Index for the SMI Multi-Strategy Fund is comprised of 60% S&P 500 and 40% Bloomberg U.S. Aggregate Bond Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$54,116,148
Number of Portfolio Holdings	45
Advisory Fee (net of waivers)	$436,341
Portfolio Turnover	187%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Sprott Physical Gold Trust	10.7%
SMI 3Fourteen Full-Cycle Trend ETF	10.6%
BNY Mellon US Large Cap Core Equity ETF	10.0%
iShares Russell 1000 Growth ETF	7.0%
SMI 3Fourteen Real Asset Allocation ETF	6.8%
Aegis Value Fund, Inc., Institutional Class	4.7%
iShares MSCI Emerging Markets ex China ETF	4.5%
Morgan Stanley Growth Portfolio, Institutional Class	4.4%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	4.1%
Invesco QQQ Trust, Series 1	4.1%

What did the Fund invest in?

Sector Weighting (% of net assets)

Large Cap Funds & ETF's 22.18
DAA Domestic Funds & ETF's 15.43
Sector Funds & ETF's 11.69
DAA Gold Funds 10.71
DAA International Funds & ETF's 9.17
Small Cap Funds 8.10
DAA Dynamic Allocation ETF's 6.88
DAA Alternative Funds & ETF's 5.64
DAA Fixed Income Funds & ETF's 5.37
International Funds & ETF's 3.89
Money Market, Short Term Treasury ETF's 0.38
DAA Real Estate Funds & ETF's 0.37
DAA Money Market, Short Term Treasury ETF's 0.19

Value	Value
DAA Money Market, Short Term Treasury ETF's	0.19
DAA Real Estate Funds & ETF's	0.37
Money Market, Short Term Treasury ETF's	0.38
International Funds & ETF's	3.89
DAA Fixed Income Funds & ETF's	5.37
DAA Alternative Funds & ETF's	5.64
DAA Dynamic Allocation ETF's	6.88
Small Cap Funds	8.10
DAA International Funds & ETF's	9.17
DAA Gold Funds	10.71
Sector Funds & ETF's	11.69
DAA Domestic Funds & ETF's	15.43
Large Cap Funds & ETF's	22.18

Material Fund Changes

Effective March 1, 2025, the Advisor has entered into an operating expense limitation agreement with respect to the Multi-Strategy Fund where it has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Multi-Strategy Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.45% of the Multi-Strategy Fund’s average daily net assets. The contractual arrangement for the Multi-Strategy Fund is in place through February 28, 2026. Until February 28, 2025, the expense limit was 1.30%. Each waiver or reimbursement by the Advisor is subject to repayment by the Multi-Strategy Fund within the three years following the date of such waiver or reimbursement, provided that the Multi-Strategy Fund is able to make the repayment without exceeding the lesser of the applicable expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment.

SMI Multi-Strategy Fund -  (SMILX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-SMILX

Sound Mind Investing Fund

 (SMIFX)

Annual Shareholder Report - October 31, 2025

Fund Overview

This annual shareholder report contains important information about Sound Mind Investing Fund for the period of November 1, 2024 to October 31, 2025. You can find additional information about the Fund at https://funddocs.filepoint.com/smi/. You can also request this information by contacting us at (877) 764-3863.  This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Sound Mind Investing Fund	$113	1.10%

How did the Fund perform during the reporting period?

SMI’s Stock Upgrading strategy (the sole strategy used in the Sound Mind Investing Fund “SMIFX”) posted an absolute gain of +4.72% during the year ended October 31, 2025.

The overall return was primarily due to lagging performance (-6.17%) of the Full-Cycle Trend ETF strategy ("FCTE"), which comprised the bulk of Stock Upgrading’s U.S. large company stock exposure throughout the period. The FCTE strategy is a trend-following approach to selecting large-company U.S. stocks. However, the concentration of market gains in a small number of the largest tech stocks caused the FCTE strategy to suffer. This was surprising to us based on the nearly 30-year history of this purely mechanical system, which had never shown as large a performance gap relative to the broad U.S. indexes.

Stock Upgrading’s allocation to FCTE was reduced from 50% at the beginning of the reporting period to 30% by its end. The rest of Stock Upgrading’s portfolio — which included exposure to foreign markets, small-company stocks, commodities, as well as other U.S. large company stocks as we reduced FCTE’s allocation — produced double-digit returns, helping to offset FCTE’s poor performance. Of particular note, the specific ETF that replaced FCTE’s exposure (IWF), outperformed the S&P 500 Index by a significant margin over the final months of the reporting period after being added to the portfolio.

How has the Fund performed over the last ten years?

Total Return Based on $10,000 Investment

Sound Mind Investing Fund
S&P 500 Index TR
SMI Custom Index*
$40,000
$30,000
$20,000
$10,000
$0
$39,196
$28,556
$21,145
Oct-2015
Oct-2016
Oct-2017
Oct-2018
Oct-2019
Oct-2020
Oct-2021
Oct-2022
Oct-2023
Oct-2024
Oct-2025

	Sound Mind Investing Fund	S&P 500 Index TR	SMI Custom Index*
Oct-2015	$10,000	$10,000	$10,000
Oct-2016	$10,055	$10,451	$10,278
Oct-2017	$12,223	$12,921	$12,905
Oct-2018	$12,512	$13,870	$13,179
Oct-2019	$13,047	$15,857	$14,477
Oct-2020	$13,558	$17,397	$14,777
Oct-2021	$18,575	$24,862	$21,419
Oct-2022	$16,584	$21,230	$17,480
Oct-2023	$15,999	$23,383	$17,988
Oct-2024	$20,191	$32,272	$24,008
Oct-2025	$21,145	$39,196	$28,556

Average Annual Total Returns

	1 Year	5 Years	10 Years
Sound Mind Investing Fund	4.72%	9.30%	7.78%
S&P 500 Index TR	21.45%	17.64%	14.64%
SMI Custom Index*	18.95%	14.08%	11.06%

* The SMI Custom Index for the Sound Mind Investing Fund is comprised of 20 Russell 1000® Value Index, 20% Russell 1000® Growth Index, 20% Russell 2000® Value Index, 20% Russell 2000® Growth Index and 20% MSCI EAFE Index.

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Fund Statistics

Net Assets	$96,291,537
Number of Portfolio Holdings	39
Advisory Fee (net of waivers)	$864,284
Portfolio Turnover	118%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
SMI 3Fourteen Full-Cycle Trend ETF	26.5%
iShares Russell 1000 Growth ETF	19.9%
Morgan Stanley Institutional Fund, Inc., Institutional Class	12.5%
Aegis Value Fund, Inc., Institutional Class	11.7%
Cambria Global Value ETF	10.7%
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund	10.5%
Morgan Stanley Institutional Fund, Inc., Inception Portolio, Class I	8.0%
Fidelity Investments Money Market Government Portfolio, Institutional Class	0.3%
Delaware Ivy Large Cap Growth Fund, Class I	0.0%
Lord Abbett Developing Growth Fund, Inc., Institutional Class	0.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Large Growth Funds & ETF's 32.28
Large Cap Funds & ETF's 26.47
Small Cap Funds 19.68
International Funds & ETF's 10.76
Commodity Funds & ETF's 10.49
Money Market Funds 0.32
Large Value Funds 0.00
Sector Funds 0.00

Value	Value
Sector Funds	0.00
Large Value Funds	0.00
Money Market Funds	0.32
Commodity Funds & ETF's	10.49
International Funds & ETF's	10.76
Small Cap Funds	19.68
Large Cap Funds & ETF's	26.47
Large Growth Funds & ETF's	32.28

Material Fund Changes

Until February 28, 2025, the Advisor had an operating expense limitation agreement in place where it had contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) did not exceed 1.45% of the Fund’s average daily net assets with respect to the SMI Fund. The contractual arrangement for the Fund expired on February 28, 2025 and was not renewed. Each prior waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the lesser of the applicable expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment.

Sound Mind Investing Fund -  (SMIFX)

Annual Shareholder Report - October 31, 2025

Where can I find additional information about the Fund?

Additional information is available on the following website (https://funddocs.filepoint.com/smi/), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-AR 103125-SMIFX

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, and principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3. Audit Committee Financial Expert.

(a)(1)	The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2)	The audit committee financial expert is Andrea N. Mullins, who is “independent” for purposes of this Item 3 of Form N-CSR.

(a)(3)	Not applicable.

Item 4. Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the registrant’s principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are as follows:

Sound Mind Investing Funds:	FY 2025	$59,700
	FY 2024	$55,500

Kovitz Core Equity ETF:	FY 2025	$19,400
	FY 2024	$15,600

Dana Funds:	FY 2025	$59,450
	FY 2024	$55,500

Slow Capital Growth Fund:	FY 2025	$19,375

(b)	Audit-Related Fees. There were no fees billed in each of the last two fiscal years for assurances and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance are as follows:

Sound Mind Investing Funds:	FY 2025	$9,450
	FY 2024	$9,000

Kovitz Core Equity ETF:	FY 2025	$3,150
	FY 2024	$3,000

Dana Funds:	FY 2025	$9,450
	FY 2024	$9,000

Slow Capital Growth Fund:	FY 2025	$3,150

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the registrant’s principal accountant, other than the services reported in paragraphs (a) through (c) of this item were $0 and $0 for the fiscal years ended October 31, 2025 and 2024, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee or audit committee chairman approves on a case-by-case basis each audit or non-audit service before the principal accountant is engaged by the registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was zero percent (0%).

(g)	All non-audit fees billed by the registrant’s principal accountant for services rendered to the registrant for the fiscal years ended October 31, 2025 and 2024 respectively are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the registrant’s principal accountant for the registrant’s adviser.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The audit committee consists of all the Independent Trustees.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

DANA LARGE CAP EQUITY FUND

DANA EPIPHANY SMALL CAP EQUITY FUND

DANA EPIPHANY EQUITY FUND

Annual Financial Statements

and Additional Information

October 31, 2025

Dana Investment Advisors, Inc.

20700 Swenson Drive, Suite 400

Waukesha, WI 53186

(855) 280-9648

www.danafunds.com

Dana Large Cap Equity Fund

Schedule of Investments

October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 98.54%
Communications — 9.93%
Alphabet, Inc., Class A	12,900	$3,627,351
Meta Platforms, Inc., Class A	2,600	1,685,710
T-Mobile US, Inc.	5,000	1,050,250
Walt Disney Co. (The)	7,200	810,864
		7,174,175
Consumer Discretionary — 10.34%
Amazon.com, Inc.(a)	11,400	2,784,108
Carnival Corp.(a)	41,000	1,182,030
PulteGroup, Inc.	9,400	1,126,778
Restaurant Brands International, Inc.	17,400	1,143,006
TJX Cos., Inc. (The)	8,800	1,233,232
		7,469,154
Consumer Staples — 4.47%
Kroger Co. (The)	19,200	1,221,696
PepsiCo, Inc.	5,200	759,668
Sysco Corp.	16,800	1,247,904
		3,229,268
Energy — 2.84%
Diamondback Energy, Inc.	7,050	1,009,490
Schlumberger Ltd.	29,000	1,045,740
		2,055,230
Financials — 12.66%
Allstate Corp. (The)	4,400	842,688
American Express Co.	3,700	1,334,701
Bank of America Corp.	1,000	53,450
Bank of New York Mellon Corp. (The)	14,800	1,597,364
Interactive Brokers Group, Inc., Class A	19,200	1,350,912
JPMorgan Chase & Co.	4,300	1,337,816
Visa, Inc., Class A	3,600	1,226,664
Wells Fargo & Co.	16,100	1,400,217
		9,143,812
Health Care — 8.98%
AbbVie, Inc.	6,500	1,417,260
Eli Lilly & Co.	1,700	1,466,862
IQVIA Holdings, Inc.(a)	6,500	1,406,990
McKesson Corp.	1,840	1,492,866
STERIS plc	3,000	707,100
		6,491,078
Industrials — 6.64%
Delta Air Lines, Inc.	20,600	1,182,028
L3Harris Technologies, Inc.	4,500	1,300,950
Parker-Hannifin Corp.	1,400	1,081,962
Vertiv Holdings Co., Class A	6,402	1,234,690
		4,799,630
Materials — 1.75%
CRH plc	10,600	1,262,460

See accompanying notes which are an integral part of these financial statements.

1

Dana Large Cap Equity Fund

Schedule of Investments (continued)

October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 98.54% - continued
Real Estate — 1.85%
Gaming and Leisure Properties, Inc.	13,800	$616,308
Iron Mountain, Inc.	7,000	720,650
		1,336,958
Technology — 36.82%
Accenture plc, Class A	4,300	1,075,430
Adobe, Inc.(a)	3,200	1,088,992
Analog Devices, Inc.	5,600	1,311,128
Apple, Inc.	18,358	4,963,452
Broadcom, Inc.	5,900	2,180,817
Lam Research Corp.	9,329	1,468,944
Microsoft Corp.	9,258	4,793,885
NVIDIA Corp.	30,153	6,105,681
ServiceNow, Inc.(a)	1,496	1,375,243
Uber Technologies, Inc.(a)	11,000	1,061,500
Workday, Inc., Class A(a)	4,900	1,175,608
		26,600,680
Utilities — 2.26%
CenterPoint Energy, Inc.	21,300	814,512
PPL Corp.	22,400	818,048
		1,632,560
Total Common Stocks (Cost $40,842,602)		71,195,005

MONEY MARKET FUNDS — 1.56%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.05%(b)	1,129,076	1,129,076
Total Money Market Funds (Cost $1,129,076)		1,129,076

Total Investments — 100.10% (Cost $41,971,678)		72,324,081
Liabilities in Excess of Other Assets — (0.10)%		(73,744)
NET ASSETS — 100.00%		$72,250,337

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

2

Dana Epiphany Small Cap Equity Fund

Schedule of Investments

October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 98.55%
Communications — 1.28%
Magnite, Inc.(a)	23,281	$416,264

Consumer Discretionary — 9.41%
Acushnet Holdings Corp.	6,286	486,096
Adtalem Global Education, Inc.(a)	4,414	432,660
Boot Barn Holdings, Inc.(a)	3,114	590,570
Group 1 Automotive, Inc.	1,146	455,581
Kontoor Brands, Inc.	6,803	550,499
Modine Manufacturing Co.(a)	3,523	539,759
		3,055,165
Consumer Staples — 1.72%
e.l.f. Beauty, Inc.(a)	4,581	559,523

Energy — 4.70%
Civitas Resources, Inc.	17,405	501,786
SM Energy Co.	23,393	488,680
Weatherford International plc	7,286	536,905
		1,527,371
Financials — 16.77%
Atlantic Union Bancshares Corp.	16,017	520,873
AXIS Capital Holdings Ltd.	6,338	593,617
Evercore, Inc., Class A	1,800	530,208
FB Financial Corp.	10,586	571,750
Pinnacle Financial Partners, Inc.	5,515	469,933
PJT Partners, Inc., Class A	3,304	532,307
Primerica, Inc.	2,133	554,303
SouthState Bank Corp.	5,932	525,872
Stifel Financial Corp.	4,854	574,859
Wintrust Financial Corp.	4,382	569,748
		5,443,470
Health Care — 16.38%
Alkermes plc(a)	10,556	324,069
Axsome Therapeutics, Inc.(a)	4,513	609,209
Cytokinetics, Inc.(a)	5,476	348,219
Ensign Group, Inc. (The)	3,278	590,368
Insmed, Inc.(a)	3,483	660,376
Ionis Pharmaceuticals, Inc.(a)	6,085	452,116
LivaNova PLC(a)	10,258	539,879
Madrigal Pharmaceuticals, Inc.(a)	995	416,806
TG Therapeutics, Inc.(a)	11,293	392,771
TransMedics Group, Inc.(a)	4,597	604,689
Viking Therapeutics, Inc.(a)	10,001	380,838
		5,319,340
Industrials — 14.06%
Applied Industrial Technologies, Inc.	2,238	575,367
Clean Harbors, Inc.(a)	2,675	563,114
Enpro, Inc.	2,802	650,092
MYR Group, Inc.(a)	3,221	701,212

See accompanying notes which are an integral part of these financial statements.

3

Dana Epiphany Small Cap Equity Fund

Schedule of Investments (continued)

October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 98.55% - continued
Industrials — 14.06% - continued
Powell Industries, Inc.	1,853	$710,422
SkyWest, Inc.(a)	6,323	635,335
SPX Technologies, Inc.(a)	3,258	729,434
		4,564,976
Materials — 3.91%
Avient Corp.	13,297	426,435
Eagle Materials, Inc.	1,842	391,093
Element Solutions, Inc.	16,896	451,461
		1,268,989
Real Estate — 5.55%
Agree Realty Corp.	8,190	597,952
STAG Industrial, Inc.	15,508	593,491
Tanger Factory Outlet Centers, Inc.	18,742	610,239
		1,801,682
Technology — 21.45%
Agilysys, Inc.(a)	5,664	710,606
Braze Inc, Class A(a)	20,061	574,948
CSG Systems International, Inc.	9,167	717,501
DigitalOcean Holdings, Inc.(a)	14,145	575,136
ExlService Holdings, Inc.(a)	15,024	587,438
i3 Verticals, Inc., Class A(a)	18,333	563,740
Integral Ad Science Holding Corp.(a)	44,255	451,844
JFrog Ltd.(a)	13,230	628,160
Lumentum Holdings, Inc.(a)	3,893	784,673
PDF Solutions, Inc.(a)	26,202	763,265
Ultra Clean Holdings, Inc.(a)	21,977	602,390
		6,959,701
Utilities — 3.32%
Chesapeake Utilities Corp.	4,240	539,667
Clearway Energy, Inc., Class C	16,862	538,404
		1,078,071
Total Common Stocks (Cost $25,198,570)		31,994,552

MONEY MARKET FUNDS — 2.77%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.05%(b)	899,804	899,804
Total Money Market Funds (Cost $899,804)		899,804

Total Investments — 101.32% (Cost $26,098,374)		32,894,356
Liabilities in Excess of Other Assets — (1.32)%		(428,714)
NET ASSETS — 100.00%		$32,465,642

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

4

Dana Epiphany Equity Fund

Schedule of Investments

October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 98.90%
Communications — 9.99%
Alphabet, Inc., Class A	11,400	$3,205,566
Alphabet, Inc., Class C	1,600	450,912
AT&T, Inc.	46,500	1,150,875
Magnite, Inc.(a)	60,000	1,072,800
Meta Platforms, Inc., Class A	2,700	1,750,545
		7,630,698
Consumer Discretionary — 11.38%
Amazon.com, Inc.(a)	11,800	2,881,796
Autoliv, Inc.	9,200	1,074,560
Exagen, Inc.	3,700	919,450
Genuine Parts Co.	8,000	1,018,480
PulteGroup, Inc.	10,000	1,198,700
Tapestry, Inc.	14,600	1,603,372
		8,696,358
Consumer Staples — 4.61%
Kimberly-Clark Corp.	9,600	1,149,216
Kroger Co. (The)	18,600	1,183,518
Sysco Corp.	16,000	1,188,480
		3,521,214
Energy — 2.75%
Diamondback Energy, Inc.	7,400	1,059,606
Schlumberger Ltd.	28,800	1,038,528
		2,098,134
Financials — 11.98%
Allstate Corp. (The)	6,100	1,168,272
American Express Co.	4,500	1,623,285
Bank of America Corp.	32,000	1,710,400
Bank of New York Mellon Corp. (The)	15,800	1,705,294
JPMorgan Chase & Co.	5,200	1,617,824
Visa, Inc., Class A	3,900	1,328,886
		9,153,961
Health Care — 8.74%
Align Technology, Inc.(a)	7,500	1,034,100
IQVIA Holdings, Inc.(a)	7,300	1,580,158
ResMed, Inc.	5,100	1,259,088
STERIS plc	5,900	1,390,630
Zoetis, Inc., Class A	9,800	1,412,082
		6,676,058
Industrials — 5.56%
Howmet Aerospace, Inc.	6,200	1,276,890
Johnson Controls International plc	12,800	1,464,192
Vertiv Holdings Co., Class A	7,800	1,504,308
		4,245,390
Materials — 1.72%
CRH plc	11,000	1,310,100

See accompanying notes which are an integral part of these financial statements.

5

Dana Epiphany Equity Fund

Schedule of Investments (continued)

October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 98.90% - continued
Real Estate — 2.06%
Iron Mountain, Inc.	8,000	$823,600
STAG Industrial, Inc.	19,500	746,265
		1,569,865
Technology — 37.72%
Accenture plc, Class A	4,600	1,150,460
Analog Devices, Inc.	6,500	1,521,845
Apple, Inc.	18,800	5,082,956
Broadcom, Inc.	6,100	2,254,743
Cisco Systems, Inc.	21,000	1,535,310
Fiserv, Inc.(a)	6,900	460,161
Lam Research Corp.	15,400	2,424,884
Microsoft Corp.	9,400	4,867,414
NVIDIA Corp.	30,800	6,236,691
ServiceNow, Inc.(a)	1,160	1,066,365
Uber Technologies, Inc.(a)	10,000	965,000
Workday, Inc., Class A(a)	5,200	1,247,584
		28,813,413
Utilities — 2.39%
Portland General Electric Co.	20,700	945,576
PPL Corp.	24,000	876,480
		1,822,056
Total Common Stocks (Cost $52,128,843)		75,537,247

MONEY MARKET FUNDS — 1.15%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.05%(b)	875,845	875,845
Total Money Market Funds (Cost $875,845)		875,845

Total Investments — 100.05% (Cost $53,004,688)		76,413,092
Liabilities in Excess of Other Assets — (0.05)%		(39,405)
NET ASSETS — 100.00%		$76,373,687

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

6

Dana Funds

Statements of Assets and Liabilities

October 31, 2025

	Dana Large Cap Equity Fund	Dana Epiphany Small Cap Equity Fund	Dana Epiphany Equity Fund
Assets
Investments in securities at fair value (cost $41,971,678, $26,098,374 and $53,004,688) (Note 3)	$72,324,081	$32,894,356	$76,413,092
Receivable for fund shares sold	5,443	14,382	26,486
Dividends receivable	34,869	13,385	42,415
Prepaid expenses	24,200	18,538	14,433
Total Assets	72,388,593	32,940,661	76,496,426

Liabilities
Payable for fund shares redeemed	71,911	13,291	49,573
Payable for investments purchased	—	417,206	—
Payable to Adviser (Note 4)	21,310	5,504	30,988
Accrued Distribution (12b-1) fees (Note 4)	1,209	—	—
Payable to Administrator (Note 4)	12,167	8,297	9,756
Payable to trustees (Note 4)	4,392	4,392	4,392
Other accrued expenses	27,267	26,329	28,030
Total Liabilities	138,256	475,019	122,739
Net Assets	$72,250,337	$32,465,642	$76,373,687

Net Assets consist of:
Paid-in capital	$31,194,880	$24,085,307	$48,557,030
Accumulated earnings	41,055,457	8,380,335	27,816,657
Net Assets	$72,250,337	$32,465,642	$76,373,687
Institutional Class:
Net Assets	$72,250,337	$32,465,642	$76,373,687
Shares outstanding (unlimited number of shares authorized, no par value)	2,851,210	2,126,203	4,235,038
Net asset value, offering and redemption price per share (Note 2)	$25.34	$15.27	$18.03

See accompanying notes which are an integral part of these financial statements.

7

Dana Funds

Statements of Operations

For the Year Ended October 31, 2025

	Dana Large Cap Equity Fund	Dana Epiphany Small Cap Equity Fund	Dana Epiphany Equity Fund
Investment Income
Dividend income (net of foreign taxes withheld of $6,011, $- and $-)	$813,458	$299,131	$780,028
Total investment income	813,458	299,131	780,028

Expenses
Investment Adviser fees (Note 4)	449,013	225,607	447,681
Administration fees (Note 4)	48,457	39,593	45,510
Registration expenses	36,587	22,225	24,609
Fund accounting fees (Note 4)	35,643	29,703	29,736
Transfer agent fees (Note 4)	27,327	22,789	28,714
Audit and tax preparation fees	21,939	20,889	21,389
Trustee fees (Note 4)	19,511	19,511	19,511
Legal fees	16,905	16,280	16,281
Distribution (12b-1) fees, Investor Class (Note 4)(a)	11,652	—	—
Custodian fees	9,534	5,463	9,600
Compliance service fees (Note 4)	9,387	9,387	9,386
Printing and postage expenses	6,521	6,396	8,424
Insurance expenses	3,739	3,581	3,836
Miscellaneous expenses	22,793	26,519	26,245
Total expenses	719,008	447,943	690,922
Fees contractually waived by Adviser (Note 4)	(189,049)	(161,997)	(104,936)
Net operating expenses	529,959	285,946	585,986
Net investment income	283,499	13,185	194,042

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	10,696,222	1,639,120	4,359,618
Net change in unrealized appreciation on investment securities	2,523,979	1,073,671	9,373,521
Net realized and change in unrealized gain on investments	13,220,201	2,712,791	13,733,139
Net increase in net assets resulting from operations	$13,503,700	$2,725,976	$13,927,181

(a)	Effective July 28, 2025, Investor Shares merged into Institutional Shares.

See accompanying notes which are an integral part of these financial statements.

8

Dana Funds

Statements of Changes in Net Assets

	Dana Large Cap Equity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$283,499	$469,270
Net realized gain on investment securities transactions	10,696,222	13,279,484
Net change in unrealized appreciation of investment securities	2,523,979	13,222,720
Net increase in net assets resulting from operations	13,503,700	26,971,474

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(12,334,720)	(7,484,373)
Investor Class	(1,229,150)	(2,215,598)
Total distributions	(13,563,870)	(9,699,971)

Capital Transactions – Institutional Class
Proceeds from shares sold	4,672,491	18,127,290
Shares issued in connection with class consolidation	6,221,762	—
Reinvestment of distributions	8,861,735	4,682,358
Amount paid for shares redeemed	(12,918,699)	(34,352,949)
Total – Institutional Class	6,837,289	(11,543,301)

Capital Transactions – Investor Class
Proceeds from shares sold	96,762	75,938
Shares redeemed in connection with class consolidation	(6,221,762)	—
Reinvestment of distributions	1,071,647	2,129,829
Amount paid for shares redeemed	(1,202,625)	(17,266,319)
Total – Investor Class	(6,255,978)	(15,060,552)
Net increase (decrease) in net assets resulting from capital transactions	581,311	(26,603,853)
Total Increase (Decrease) in Net Assets	521,141	(9,332,350)

Net Assets
Beginning of year	71,729,196	81,061,546
End of year	$72,250,337	$71,729,196

Share Transactions – Institutional Class
Shares sold	200,953	785,277
Shares issued in connection with class consolidation	262,241	—
Shares issued in reinvestment of distributions	404,616	221,305
Shares redeemed	(563,998)	(1,475,219)
Total – Institutional Class	303,812	(468,637)

Share Transactions – Investor Class(a)
Shares sold	4,514	3,115
Shares redeemed in connection with class consolidation	(261,554)	—
Shares issued in reinvestment of distributions	48,799	101,106
Shares redeemed	(55,449)	(750,832)
Total – Investor Class	(263,690)	(646,611)

(a)	Effective July 28, 2025, Investor Shares merged into Institutional Shares.

See accompanying notes which are an integral part of these financial statements.

9

Dana Funds

Statements of Changes in Net Assets (continued)

	Dana Epiphany Small Cap Equity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$13,185	$32,906
Net realized gain on investment securities transactions	1,639,120	1,491,947
Net change in unrealized appreciation of investment securities	1,073,671	6,272,356
Net increase in net assets resulting from operations	2,725,976	7,797,209

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(1,451,626)	(67,727)
Total distributions	(1,451,626)	(67,727)

Capital Transactions – Institutional Class
Proceeds from shares sold	5,618,636	7,239,440
Reinvestment of distributions	1,437,320	66,663
Amount paid for shares redeemed	(7,742,649)	(6,420,324)
Total – Institutional Class	(686,693)	885,779
Net increase (decrease) in net assets resulting from capital transactions	(686,693)	885,779
Total Increase in Net Assets	587,657	8,615,261

Net Assets
Beginning of year	31,877,985	23,262,724
End of year	$32,465,642	$31,877,985

Share Transactions – Institutional Class
Shares sold	407,807	522,372
Shares issued in reinvestment of distributions	103,271	4,860
Shares redeemed	(563,900)	(474,539)
Total – Institutional Class	(52,822)	52,693

See accompanying notes which are an integral part of these financial statements.

10

Dana Funds

Statements of Changes in Net Assets (continued)

	Dana Epiphany Equity Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$194,042	$362,934
Net realized gain on investment securities transactions	4,359,618	3,480,325
Net change in unrealized appreciation of investment securities	9,373,521	14,956,565
Net increase in net assets resulting from operations	13,927,181	18,799,824

Distributions to Shareholders from Earnings (Note 2)
Institutional Class	(1,165,353)	(404,951)
Total distributions	(1,165,353)	(404,951)

Capital Transactions – Institutional Class
Proceeds from shares sold	13,947,955	10,017,487
Reinvestment of distributions	1,133,531	392,341
Amount paid for shares redeemed	(16,034,033)	(23,816,024)
Total – Institutional Class	(952,547)	(13,406,196)
Net decrease in net assets resulting from capital transactions	(952,547)	(13,406,196)
Total Increase in Net Assets	11,809,281	4,988,677

Net Assets
Beginning of year	64,564,406	59,575,729
End of year	$76,373,687	$64,564,406

Share Transactions – Institutional Class
Shares sold	889,554	709,982
Shares issued in reinvestment of distributions	72,429	28,462
Shares redeemed	(994,358)	(1,735,987)
Total – Institutional Class	(32,375)	(997,543)

See accompanying notes which are an integral part of these financial statements.

11

Dana Large Cap Equity Fund – Institutional Class

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$25.51	$20.64	$21.26	$29.20	$21.25

Investment operations:
Net investment income	0.10	0.16	0.27	0.28	0.17
Net realized and unrealized gain (loss) on investments	4.62	7.40	1.01	(4.60)	8.39
Total from investment operations	4.72	7.56	1.28	(4.32)	8.56

Less distributions to shareholders from:
Net investment income	(0.11)	(0.18)	(0.28)	(0.25)	(0.17)
Net realized gains	(4.78)	(2.51)	(1.62)	(3.37)	(0.44)
Total distributions	(4.89)	(2.69)	(1.90)	(3.62)	(0.61)

Net asset value, end of year	$25.34	$25.51	$20.64	$21.26	$29.20

Total Return(a)	21.55%	39.37%	6.44%	(17.16)%	40.89%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$72,250	$64,988	$62,265	$82,373	$115,544
Before waiver
Ratio of expenses to average net assets	1.02%	0.98%	0.91%	0.87%	0.86%
After waiver
Ratio of expenses to average net assets	0.75%	0.75%	0.73%	0.73%	0.73%
Ratio of net investment income to average net assets	0.44%	0.63%	1.21%	1.14%	0.65%
Portfolio turnover rate	33%	12%	55%	38%	30%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

12

Dana Epiphany Small Cap Equity Fund – Institutional Class

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$14.63	$10.94	$11.62	$15.91	$9.82

Investment operations:
Net investment income (loss)	— (a)	0.01	0.04	0.01	(0.03)
Net realized and unrealized gain (loss) on investments	1.31	3.71	(0.14)	(3.02)	6.12
Total from investment operations	1.31	3.72	(0.10)	(3.01)	6.09

Less distributions to shareholders from:
Net investment income	(0.02)	(0.03)	(0.04)	—	—
Net realized gains	(0.65)	—	(0.54)	(1.28)	—
Total distributions	(0.67)	(0.03)	(0.58)	(1.28)	—

Net asset value, end of year	$15.27	$14.63	$10.94	$11.62	$15.91

Total Return(b)	9.41%	34.04%	(0.81)%	(20.59)%	62.02%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$32,466	$31,878	$23,263	$13,458	$17,439
Before waiver
Ratio of expenses to average net assets	1.49%	1.47%	1.52%	1.95%	2.05%
After waiver
Ratio of expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets	0.04%	0.11%	0.33%	0.06%	(0.24)%
Portfolio turnover rate	55%	47%	59%	82%	92%

(a)	Rounds to less than $0.005 per share.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

13

Dana Epiphany Equity Fund – Institutional Class

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$15.13	$11.32	$11.51	$13.97	$10.25

Investment operations:
Net investment income	0.05	0.08	0.11	0.11	0.06
Net realized and unrealized gain (loss) on investments	3.13	3.82	(0.19)	(2.27)	3.87
Total from investment operations	3.18	3.90	(0.08)	(2.16)	3.93

Less distributions to shareholders from:
Net investment income	(0.04)	(0.09)	(0.11)	(0.11)	(0.06)
Net realized gains	(0.24)	—	—	(0.19)	(0.15)
Total distributions	(0.28)	(0.09)	(0.11)	(0.30)	(0.21)

Net asset value, end of year	$18.03	$15.13	$11.32	$11.51	$13.97

Total Return(a)	21.27%	34.49%	(0.71)%	(15.76)%	38.70%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$76,374	$64,564	$59,576	$72,991	$67,557
Before waiver
Ratio of expenses to average net assets	1.00%	1.01%	0.98%	0.96%	1.12%
After waiver
Ratio of expenses to average net assets	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income to average net assets	0.28%	0.57%	0.90%	0.91%	0.57%
Portfolio turnover rate	40%	37%	60%	33%	18%

(a)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

See accompanying notes which are an integral part of these financial statements.

14

Dana Funds

Notes to the Financial Statements

October 31, 2025

NOTE 1. ORGANIZATION

The Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Epiphany Small Cap Equity Fund (the “Small Cap Fund”), and the Dana Epiphany Equity Fund (the “Epiphany Equity Fund”) (each a “Fund” and collectively, the “Funds”) are each registered under the Investment Company Act of 1940, as amended (“1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (“Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Board. The investment adviser to the Funds is Dana Investment Advisors, Inc. (the “Adviser”). Each Fund seeks long-term growth of capital.

The Large Cap Fund currently offers Institutional Class shares. Effective July 28, 2025, the Large Cap Investor Class shares merged into Large Cap Institutional Class shares. The Small Cap Fund and Epiphany Equity Fund currently offer Institutional Class shares. The only difference between the classes was the Investor Class 12b-1 fee that is discussed in Note 4. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as declared by the Board.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

15

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2025

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended October 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the fiscal year ended October 31, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and fund-wide expenses not allocated to a particular class shall be allocated to each class based on the net assets of that class in relation to the net assets of the entire fund.

16

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2025

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

The Funds may hold Real Estate Investment Trusts (“REITs”) which pay dividends to their shareholders based upon available funds from operations. It is possible for these dividends to exceed the REIT’s underlying taxable earnings and profits resulting in the excess portion of such dividends being designated as a return of capital. Distributions received from REITs that represent a return of capital or capital gains are recorded as a reduction of the cost of the REITs or as a realized gain, respectively.

Dividends and Distributions – The Funds intend to distribute substantially all of their net investment income, if any, at least quarterly. The Funds intend to distribute their net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

For the fiscal year end of October 31, 2025, the Funds did not make any reclassifications.

Share Valuation – The NAV per share of each class of each Fund is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares outstanding of that class.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling

17

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2025

an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily

18

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2025

available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

19

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2025

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

Large Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$71,195,005	$—	$—	$71,195,005
Money Market Funds	1,129,076	—	—	1,129,076
Total	$72,324,081	$—	$—	$72,324,081

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$31,994,552	$—	$—	$31,994,552
Money Market Funds	899,804	—	—	899,804
Total	$32,894,356	$—	$—	$32,894,356

Epiphany Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$75,537,247	$—	$—	$75,537,247
Money Market Funds	875,845	—	—	875,845
Total	$76,413,092	$—	$—	$76,413,092

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement for each Fund, manages the Funds’ investments subject to oversight of the Board. As compensation for its management services, the Funds are obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.65%, 0.75% and 0.65% of the average daily net assets of the Large Cap Fund, the Small Cap Fund and the Epiphany Equity Fund, respectively.

The Adviser has contractually agreed to waive its management fee and/or reimburse certain operating expenses through February 28, 2026, but only to the extent necessary so that the Funds’ net expenses, excluding brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short), taxes, extraordinary expenses, fees and expenses paid under a distribution plan adopted pursuant to Rule 12b-1, fees and expenses paid under a shareholder services plan, and indirect expenses (such as “acquired fund fees and expenses”) do not exceed 0.75% of the average daily net assets of the Institutional Class for the Large Cap Fund, 0.95% of the average daily net assets of the Institutional Class for the Small Cap Fund, and 0.85% of the average daily net assets of the Institutional Class for the Epiphany Equity Fund.

20

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2025

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the applicable Fund within three years following the date in which the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation that is in effect at the time of the waiver or expense reimbursement, and the expense limitation in effect at the time of the repayment. The expense limitation agreements may not be terminated except by mutual consent of the Adviser and the Board.

The amounts subject to repayment by the Funds, pursuant to the aforementioned conditions are as follows:

Recoverable Through	Large Cap Fund	Small Cap Fund	Epiphany Fund
October 31, 2026	$185,548	$143,132	$85,812
October 31, 2027	182,241	153,069	101,548
October 31, 2028	189,049	161,997	104,936

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”) to provide the Funds with administration, fund accounting and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS and are not paid by the Trust for services to the Funds. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Funds’ shares. There were no payments made to the Distributor by the Funds for the fiscal year ended October 31, 2025.

The Trust, with respect to the Large Cap Fund, had adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. The Plan provided that the Large Cap Fund would pay the Distributor and any registered securities dealer, financial institution, or any other person (a “Recipient”) a shareholder servicing fee aggregating at a rate of 0.25% of the average daily net assets for the Investor Class shares in connection with the promotion and distribution of the Large Cap Fund’s shares or the provision of shareholder support services to shareholders, including, but not necessarily limited to, advertising, compensation to underwriters, dealers and selling personnel, the printing and mailing of prospectuses to other than current Investor Class shareholders, the printing and mailing

21

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2025

of sales literature, and servicing shareholder accounts (“12b-1 Expenses”). The Large Cap Fund or Distributor could pay all or a portion of these fees to any Recipient who rendered assistance in distributing or promoting the sale of shares, or who provided certain shareholder services, pursuant to a written agreement. The Plan was a compensation plan, which meant that compensation was paid regardless of 12b-1 Expenses actually incurred. It was anticipated that the Plan would benefit shareholders because an effective sales program typically was necessary in order for the Large Cap Fund to reach and maintain a sufficient size to achieve efficiently its investment objectives and to realize economies of scale. Effective July 28, 2025, the Large Cap Investor Class shares merged into Large Cap Institutional Class shares, which does not have a Plan.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Large Cap Fund	$22,421,514	$35,549,554
Small Cap Fund	16,542,455	18,782,216
Epiphany Fund	27,039,016	29,074,281

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended October 31, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At October 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Gross unrealized appreciation	$31,195,353	$7,452,490	$25,241,723
Gross unrealized depreciation	(868,407)	(705,918)	(1,844,810)
Net unrealized appreciation/(depreciation) on investments	30,326,946	6,746,572	23,396,913
Tax cost of investments	41,997,135	26,147,784	53,016,179

At October 31, 2025, the difference between book basis and tax basis unrealized appreciation for the Large Cap Fund, Small Cap Fund and Epiphany Equity Fund was attributable primarily to the tax deferral of losses on wash sales.

22

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2025

The tax character of distributions paid for the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	Large Cap Fund		Small Cap Fund		Epiphany Fund
	2025	2024	2025	2024	2025	2024
Distributions paid from:
Ordinary income(a)	$2,827,174	$551,947	$19,893	$43,745	$162,411	$404,951
Long-term capital gains	10,736,696	9,148,024	1,431,733	23,982	1,002,942	—
Total	$13,563,870	$9,699,971	$1,451,626	$67,727	$1,165,353	$404,951

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Undistributed ordinary income	$878,863	$—	$66,974
Undistributed long-term capital gains	9,849,648	1,633,763	4,352,770
Unrealized appreciation on investments	30,326,946	6,746,572	23,396,913
Total accumulated earnings	$41,055,457	$8,380,335	$27,816,657

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of October 31, 2025, the Large Cap Fund and Epiphany Equity Fund had 36.82% and 37.72% of the value of their net assets invested in stocks within the Technology sector, respectively.

NOTE 8. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure

23

Dana Funds

Notes to the Financial Statements (continued)

October 31, 2025

under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

24

Report of Independent Registered Public Accounting Firm

To the Shareholders of Dana Funds and Board of Trustees of Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Dana Funds, comprising Dana Large Cap Equity Fund, Dana Epiphany Small Cap Equity Fund, and Dana Epiphany Equity Fund (the “Funds”), each a series of Valued Advisers Trust, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 24, 2025

25

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for the reduced tax rate.

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Qualified Dividend Income	34%	100%	100%

Qualified Business Income. The Funds designate the following percentage of ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Qualified Business Income	0%	0%	0%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Funds’ dividend distribution that qualifies under tax law. For the Funds’ calendar year 2025 ordinary income dividends, the following percentage qualifies for the corporate dividends received deduction.

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Dividends Received Deduction	33%	100%	100%

The Funds designate the following amounts as long-term capital gains distributions. The amounts designated may not agree with long-term capital gains in the tax character of distribution table due to utilization of earnings and profits distributed to shareholders on redemption of shares.

	Large Cap Fund	Small Cap Fund	Epiphany Fund
Long-Term Capital Gains Distributions	$10,736,696	$1,431,733	$1,002,942

26

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

No matter was submitted to a vote of shareholders during the period covered by the report.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Funds, to the Trustees for October 31, 2025 was $11,824 for Dana Large Cap Fund, $11,824 for Dana Epiphany Small Cap Equity Fund, and $11,824 for Dana Epiphany Equity Fund, respectively. For October 31, 2025, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Funds, and no compensation was paid to any person of whom any officer or director of the Funds is an affiliated person.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on June 9-10, 2025, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreements (the “Dana Agreements”) between Valued Advisers Trust (the “Trust”) and Dana Investment Advisors, Inc. (“Dana”) with respect to the Dana Large Cap Equity Fund (the “Large Cap Fund”), the Dana Epiphany Small Cap Equity Fund (the “Small Cap Fund”), and the Dana Epiphany Equity Fund (the “Equity Fund”) (collectively, the “Dana Funds”). Dana provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to Dana. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Dana and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the annual renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Dana Agreements, including: (i) reports regarding the services and support provided to the Dana Funds by Dana; (ii) quarterly assessments of the investment performance of the Dana Funds by personnel of Dana; (iii) commentary on the reasons for the performance; (iv) presentations by Dana addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Dana Funds and Dana; (vi) disclosure information contained in the Trust’s registration statement and Dana’s Form ADV; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in considering and approving the Dana Agreements. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about Dana, including its financial information; a description of its personnel and services it provides to the Dana Funds; information on Dana’s investment advice and performance; summaries of Dana Fund expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the Dana Funds; and (c) the benefits to be realized by Dana from its relationship with the Dana Funds. The Board

27

Additional Information (Unaudited) (continued)

did not identify any particular information that was most relevant to its consideration of the Dana Agreements and each Trustee may have afforded different weight to the various factors.

1. The nature, extent, and quality of the services to be provided by Dana. The Board considered Dana’s responsibilities under the Dana Agreements. The Trustees considered the services being provided by Dana to the Dana Funds including, without limitation: the quality of its investment advisory services (including research and recommendations with respect to portfolio securities), its process for formulating investment recommendations and assuring compliance with the Dana Funds’ investment objectives and limitations, its coordination of services for the Dana Funds among their service providers, and its efforts to promote the Dana Funds and grow their assets. The Trustees considered Dana’s continuity of, and commitment to retain, qualified personnel and Dana’s commitment to maintain and enhance its resources and systems, the commitment of Dana’s personnel to finding alternatives and options that allow the Dana Funds to maintain their goals, and Dana’s continued cooperation with the Board and counsel for the Dana Funds. The Trustees considered Dana’s personnel, including their education and experience. After considering the foregoing information and further information in the Meeting materials provided by Dana, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Dana were satisfactory and adequate for the Dana Funds.

2. Investment Performance of the Dana Funds and Dana. The Trustees compared the performance of each of the Dana Funds with the performance of funds in a peer group with similar objectives managed by other investment advisers, with aggregated Morningstar category data, and with the performance of each of the Dana Funds’ benchmark. The Trustees also considered the consistency of Dana’s management of the Dana Funds with their investment objectives, strategies, and limitations. The Trustees noted that, as of March 31, 2025, the Large Cap Fund’s performance was above its peer group median for the one-year, five-year, and since inception periods and below the peer group median for three-year and ten-year periods. The Trustees noted that the Large Cap Fund’s performance was below that of its benchmark for all periods presented. When compared to other funds in its custom Morningstar category, the Trustees observed that the Large Cap Fund’s performance was below the average and median for the one-year, three-year, five-year, and ten-year periods, and below the median for the since inception period. The Trustees considered the performance of the Small Cap Fund, and observed that, as of March 31, 2025, the Small Cap Fund performed above the median of its peer group for the one-year, three-year, and five-year periods, and below the median of its peer group for the since inception period. As compared to its benchmark, the Trustees noted that the Small Cap Fund underperformed for the one year, three-year, five-year, and since inception periods ended March 31, 2025. When compared to its style-specific benchmark, the Trustees noted that the Small Cap Fund outperformed for the one year and five-year periods, and underperformed for the three-year and since inception periods. They also noted that the Small Cap Fund’s performance was above the average and median of its custom Morningstar category for the three-year and five-year periods, below the average and median for the one year-period, and below the median for the since inception period. The Trustees then considered the performance of the Equity Fund, noting that Dana began managing the Fund in December of 2018. For this reason, the Trustees focused their attention on the one-year, three-year, and five-year performance of the Equity Fund. They observed that, as of March 31, 2025, the Equity Fund performed below the average of its peer group for the one-year, three-year, and five-year periods. As compared to its benchmark, the Trustees noted that the Equity Fund underperformed for the one-year, three-year, and five-year periods. They also noted that the

28

Additional Information (Unaudited) (continued)

Equity Fund performed below its category average and median for the one-year, three-year periods, and five-year periods. The Trustees took into consideration discussions with representatives of Dana regarding the reasons for the performance of each of the Dana Funds. After reviewing and discussing these and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Dana Funds and Dana was satisfactory.

3. The costs of the services to be provided and profits to be realized by Dana from the relationship with the Dana Funds. The Trustees considered: (1) Dana’s financial condition; (2) the asset level of the Dana Funds; (3) the overall expenses of each of the Dana Funds; and (4) the nature and frequency of management fee payments. The Trustees reviewed information provided by Dana regarding its profits associated with managing each of the Dana Funds, noting that Dana is currently waiving a portion of its management fee and/or reimbursing other expenses with respect to each of the Dana Funds. The Trustees also considered potential benefits for Dana in managing the Dana Funds. The Trustees then compared the fees and expenses of the Dana Funds (including the management fee) to other comparable mutual funds. The Trustees noted that the Large Cap Fund’s management fee was equal to the median and below the average of its peer group and above the average and median of its custom Morningstar category. The Trustees also noted that the Large Cap Fund’s net expense ratio for the Institutional Class was below the average and the median of its peer group and above the median and average of its custom Morningstar category. With respect to the Small Cap Fund, the Trustees noted that the management fee was below the average and the median of its peer group and below the average and median of the custom Morningstar category. They also noted that the Small Cap Fund’s net expense ratio for the Institutional Class was below the average and median of its peer group and below the average and median of its custom Morningstar category. With respect to the Equity Fund, the Board noted that the management fee was above the average and the median of its peer group and above both the average and median of its custom Morningstar category. They also noted that the Equity Fund’s net expense ratio for the Institutional Class was above the average and the median of its peer group and above both the average and the median of its custom Morningstar category. The Board also considered the fact that Dana contractually lowered the management fee for the Large Cap Fund and the Small Cap Fund in the past and had contractually agreed to limit expenses of each of the Dana Funds. The Board noted that the fees that Dana assesses for separate account clients that have strategies similar to that of each of the Dana Funds, respectively, could be comparable or lower and they expressed the view that the reasons for such differences were acceptable and reasonable. Based on the foregoing, the Board concluded that the fees to be paid to Dana by each of the Dana Funds and the profits to be realized by Dana, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Dana.

4. The extent to which economies of scale would be realized as the Dana Funds grow and whether advisory fee levels reflect these economies of scale for the benefit of the Dana Funds’ investors. The Board considered the Dana Funds’ fee arrangements with Dana. The Board considered that while the management fee remained the same at all asset levels, the shareholders experienced benefits from each of the Dana Funds’ expense limitation arrangements. The Trustees noted that once the expenses fell below the cap set by each arrangement, the shareholders would continue to benefit from economies of scale under the Dana Funds’ arrangements with other service providers to the Dana Funds, and the Trustees attributed this benefit, in part, to the direct and indirect efforts of Dana at the inception of each of the Dana Funds to ensure that a cost structure was in place that was beneficial for the Dana Funds as they grew. In light of its ongoing consideration of the Dana Funds’

29

Additional Information (Unaudited) (continued)

asset levels, expectations for growth in the Dana Funds, and fee levels, the Board determined that the Dana Funds’ fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Dana.

5. Possible conflicts of interest and benefits to Dana. The Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Dana Funds; the basis of decisions to buy or sell securities for the Dana Funds and the substance and administration of Dana’s code of ethics. The Trustees also considered disclosure in the registration statement of the Trust relating to Dana’s potential conflicts of interest. The Trustees noted that Dana may utilize soft dollars and the Trustees noted Dana’s policies and processes for managing the conflicts of interest that could arise from soft dollar arrangements. The Trustees noted other potential benefits to Dana, including the fact that the Dana Funds provide an attractive vehicle for smaller accounts, which may increase the total assets under management by Dana and provide marginal cost efficiency. Based on the foregoing, the Board determined that the standards and practices of Dana relating to the identification and mitigation of potential conflicts of interest and the benefits to be realized by Dana in managing the Dana Funds were satisfactory.

After additional consideration of the factors discussed by counsel and further discussion among the Board members, the Board determined to approve the continuation of the Dana Agreements.

30

Slow Capital Growth Fund

Annual Financial Statements

and Additional Information

October 31, 2025

Slow Capital, Inc.

300-B Crakes Landing Rd, Suite 190

Greenbrae, CA 94904

(833) 377-2715

Slow Capital Growth Fund

Schedule of Investments

October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.73%
Communications — 13.64%
Alphabet, Inc., Class A	17,176	$4,829,719
Netflix, Inc.(a)	3,299	3,691,119
Spotify Technology SA(a)	5,136	3,365,724
		11,886,562
Consumer Discretionary — 16.86%
Amazon.com, Inc.(a)	16,315	3,984,450
MercadoLibre, Inc.(a)	1,424	3,314,018
Ross Stores, Inc.	15,665	2,489,482
Tesla, Inc.(a)	10,747	4,906,650
		14,694,600
Consumer Staples — 2.24%
Costco Wholesale Corp.	2,146	1,955,972

Energy — 4.26%
First Solar, Inc.(a)	13,906	3,712,068

Financials — 1.49%
Chubb Ltd.	4,700	1,301,618

Health Care — 12.61%
Illumina, Inc.(a)	16,698	2,062,871
Intuitive Surgical, Inc.(a)	6,341	3,387,870
Mettler-Toledo International, Inc.(a)	1,127	1,596,159
Regeneron Pharmaceuticals, Inc.	3,384	2,205,691
Repligen Corp.(a)	11,622	1,732,375
		10,984,966
Industrials — 4.42%
Deere & Co.	3,424	1,580,621
Symbotic, Inc.(a)	28,000	2,266,600
		3,847,221
Real Estate — 1.50%
American Tower Corp., Class A	7,297	1,306,017

Technology — 42.71%
Accenture PLC, Class A	5,528	1,382,553
Analog Devices, Inc.	9,158	2,144,163
Apple, Inc.	11,212	3,031,388
Autodesk, Inc.(a)	6,965	2,098,833
Broadcom, Inc.	15,530	5,740,353
Crowdstrike Holdings, Inc., Class A(a)	5,787	3,142,399
Datadog, Inc., Class A(a)	18,320	2,982,679
HubSpot, Inc.(a)	3,628	1,784,686
Nvidia Corp.	24,555	4,972,142
ON Semiconductor Corp.(a)	36,487	1,827,269
ServiceNow, Inc.(a)	3,126	2,873,669
Synopsys, Inc.(a)	4,540	2,060,343
Veeva Systems, Inc., Class A(a)	5,639	1,642,077

See accompanying notes which are an integral part of these financial statements.

1

Slow Capital Growth Fund

Schedule of Investments (continued)

October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 99.73% - continued
Technology — 42.71% - continued
Workday, Inc., Class A(a)	6,358	$1,525,411
		37,207,965
Total Common Stocks/Investments — 99.73% (Cost $73,986,109)		86,896,989

Other Assets in Excess of Liabilities — 0.27%		235,895
NET ASSETS — 100.00%		$87,132,884

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

2

Slow Capital Growth Fund

Statement of Assets and Liabilities

October 31, 2025

Assets
Investments in securities at fair value (cost $73,986,109) (Note 3)	$86,896,989
Cash and cash equivalents	298,057
Dividends and interest receivable	17,907
Prepaid expenses	11,770
Total Assets	87,224,723

Liabilities
Payable to Adviser (Note 4)	35,186
Payable to affiliates (Note 4)	8,989
Payable to Trustees	4,208
Other accrued expenses	43,456
Total Liabilities	91,839
Net Assets	$87,132,884

Net Assets consist of:
Paid-in capital	$74,492,517
Accumulated earnings	12,640,367
Net Assets(a)	$87,132,884
Shares outstanding (unlimited number of shares authorized, no par value)	7,833,665
Net asset value (“NAV”), offering and redemption price per share (Note 2)	$11.12

(a)	The Fund charged a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days. Effective August 11, 2025, the redemption fee has been eliminated.

See accompanying notes which are an integral part of these financial statements.

3

Slow Capital Growth Fund

Statement of Operations

For the Period Ended October 31, 2025(a)

Investment Income
Dividend income (net of foreign taxes withheld of $933)	$211,194
Interest income	21,379
Total investment income	232,573

Expenses
Investment Adviser fees (Note 4)	276,863
Administration (Note 4)	75,450
Transfer agent fees (Note 4)	26,332
Audit and tax preparation fees	19,875
Legal fees	17,980
Trustee fees	16,900
Compliance service fees (Note 4)	16,830
Printing and postage expenses	14,535
Custodian fees	5,660
Registration expenses	4,173
Insurance expenses	1,194
Miscellaneous	34,304
Total expenses	510,096
Net investment loss	(277,523)

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(270,513)
Net change in unrealized appreciation of investment securities	12,910,880
Net realized and change in unrealized gain on investments	12,640,367
Net increase in net assets resulting from operations	$12,362,844

(a)	For the period December 6, 2024 (commencement of operations) to October 31, 2025.

See accompanying notes which are an integral part of these financial statements.

4

Slow Capital Growth Fund

Statements of Changes in Net Assets

For the Period Ended October 31, 2025(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(277,523)
Net realized loss on investment securities transactions	(270,513)
Net change in unrealized appreciation of investment securities	12,910,880
Net increase in net assets resulting from operations	12,362,844

Capital Transactions
Proceeds from shares sold	74,770,078
Amount paid for shares redeemed	(39)
Proceeds from redemption fees(a)(b)	1
Net increase in net assets resulting from capital transactions	74,770,040
Total Increase in Net Assets	87,132,884

Net Assets
Beginning of period	$—
End of period	$87,132,884

Share Transactions
Shares sold	7,833,669
Shares redeemed	(4)
Net increase in shares outstanding	7,833,665

(a)	For the period December 6, 2024 (commencement of operations) to October 31, 2025.
(b)	The Fund charged a 2.00% redemption fee on shares redeemed within 90 calendar days of purchase. Shares are redeemed at the Net Asset Value if held longer than 90 calendar days. Effective August 11, 2025, the redemption fee has been eliminated.

See accompanying notes which are an integral part of these financial statements.

5

Slow Capital Growth Fund

Financial Highlights

(For a share outstanding during each period)

	For the Period Ended October 31, 2025(a)
Selected Per Share Data
Net asset value, beginning of period	$10.00

Investment operations:
Net investment loss	(0.04)
Net realized and unrealized gain on investments	1.16
Total from investment operations	1.12

Less distributions to shareholders from:
Net investment income	—
Net realized gains	—
Total distributions	—

Net asset value, end of period	$11.12

Total Return(b)	11.20	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$87,133
Ratio of expenses to average net assets after expense waiver	0.92	%(d)
Ratio of net investment loss to average net assets after expense waiver	(0.50	)%(d)
Portfolio turnover rate	2.00	%(c)

(a)	For the period December 6, 2024 (commencement of operations) to October 31, 2025.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

6

Slow Capital Growth Fund

Notes to the Financial Statements

October 31, 2025

NOTE 1. ORGANIZATION

The Slow Capital Growth Fund (the “Fund”) is a diversified series of Valued Advisers Trust (the “Trust”). The Trust was established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”) and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Slow Capital, Inc. (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

7

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

October 31, 2025

Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statement of Assets and Liabilities. The Fund maintains cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal period ended October 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the fiscal period ended October 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Redemption Fees – Prior to August 11, 2025, the Fund charged a 2.00% redemption fee, for shares redeemed within 90 calendar days of purchase. These fees were deducted from the redemption proceeds otherwise payable to the shareholder. The Fund retained the fee charged as an increase in paid-in capital and such fees became part of the Fund’s daily net asset value (“NAV”) calculation. Effective August 11, 2025, the redemption fee has been eliminated.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair

8

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

October 31, 2025

market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal period ended October 31, 2025, the Fund made the following reclassifications to increase (decrease) the components of net assets due to net operating losses:

Paid-In Capital	Accumulated Earnings (Deficit)
$(277,523)	$277,523

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable.

9

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

October 31, 2025

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the

10

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

October 31, 2025

securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies and fair value determinations pursuant to Rule 2a-5 under the 1940 Act, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations. The Valuation Designee may obtain assistance from others in fulfilling its duties. For example, it may seek assistance from pricing services, fund administrators, sub-advisers, accountants, or counsel; it may also consult the Trust’s Fair Value Committee. The Valuation Designee, however, remains responsible for the final fair value determination and may not designate or assign that responsibility to any third party.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$86,896,989	$—	$—	$86,896,989
Total	$86,896,989	$—	$—	$86,896,989

(a)	Refer to Schedule of Investments for sector classifications.

11

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

October 31, 2025

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement on behalf of the Fund, the Adviser manages the Fund’s investments subject to oversight of the Board. As compensation for its services, the Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. For the fiscal period ended October 31, 2025, the Adviser earned a fee of $276,863 from the Fund before the waivers described below. At October 31, 2025, the Fund owed the Adviser $35,186.

The Adviser has contractually agreed to waive or limit its fees and to assume certain Fund operating expenses, until February 28, 2027, so that total annual operating expenses do not exceed 0.99%. Prior to August 11, 2025, the Adviser contractually agreed to waive or limit its fees and to assume certain Fund operating expense so that total annual operating expenses do not exceed 1.00%. This contractual arrangement may only be terminated by mutual consent of the Adviser and the Board, and it will automatically terminate upon the termination of the investment advisory agreement between the Trust and the Adviser. This operating expense limitation does not apply to interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with GAAP, other extraordinary expenses not incurred in the ordinary course of the Fund’s business, dividend expense on short sales, expenses incurred under a plan of distribution under Rule 12b-1, and expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement, if applicable, incurred by the Fund in any fiscal year. The operating expense limitation also excludes any “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses represent the pro rata expense indirectly incurred by the Fund as a result of investing in other investment companies, including exchange-traded funds, closed-end funds and money market funds that have their own expenses. For the fiscal year ended October 31, 2025, the Adviser waived and recouped fees in the amount of $19,238.

Each fee waiver or expense reimbursement by the Adviser is subject to repayment by the Fund within the three years following the date the fee waiver or expense reimbursement occurred, provided that the Fund is able to make the repayment without exceeding the expense limitation in effect at the time of the waiver or reimbursement and any expense limitation in place at the time of the repayment. As of October 31, 2025, there were no investment advisory fee waivers and expense reimbursements available for recoupment.

12

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

October 31, 2025

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Ultimus Fund Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is a wholly-owned subsidiary of Ultimus. There were no payments made to the Distributor by the Fund for the fiscal period ended October 31, 2025.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal period ended October 31, 2025, purchases and sales of investment securities, other than short-term investments, were $75,493,244 and $1,236,622, respectively.

There were no purchases or sales of long-term U.S. government obligations during the fiscal period ended October 31, 2025.

NOTE 6. FEDERAL TAX INFORMATION

At October 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$14,737,325
Gross unrealized depreciation	(1,826,445)
Net unrealized appreciation on investments	$12,910,880
Tax cost of investments	$73,986,109

At October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated capital and other losses	(270,513)
Unrealized appreciation on investments	12,910,880
Total accumulated earnings	$12,640,367

As of October 31, 2025, the Fund had short-term capital loss carryforwards of $270,513. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

13

Slow Capital Growth Fund

Notes to the Financial Statements (continued)

October 31, 2025

NOTE 7. BENEFICIAL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of October 31, 2025, National Financial Services owned beneficially 70.6% of the Fund’s outstanding shares. The shares are held under omnibus accounts (whereby the transactions of two or more shareholders are combined and carried in the name of the origination broker rather than designated separately).

NOTE 8. SECTOR RISK

If the Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of October 31, 2025, the Fund had 42.71% of the value of its net assets invested in stocks within the Technology sector.

NOTE 9. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Report of Independent Registered Public Accounting Firm

To the Shareholders of Slow Capital Growth Fund and the Board of Trustees Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Slow Capital Growth Fund (the “Fund”), a series of Valued Advisers Trust, as of October 31, 2025, the related statements of operations and changes in net assets and the financial highlights for the period from December 6, 2024 (commencement of operations) through October 31, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations, the changes in net assets, and the financial highlights for the period indicated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audit provides a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2025.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 24, 2025

15

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 0% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 0% qualifies for the corporate dividends received deduction.

16

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Fund, to the Trustees for the period of this report was $16,900. For the period of this report, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Fund, and no compensation was paid to any person of whom any officer or director of the Fund is an affiliated person.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

17

Kovitz Core Equity ETF

Annual Financial Statements

and Additional Information

October 31, 2025

Fund Adviser:

Kovitz Investment Group Partners, LLC

71 South Wacker Drive, Suite 1860

Chicago, IL 60606

Toll Free (877) 714-2327

Kovitz Core Equity ETF

Schedule of Investments

October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 94.58%
Communications — 11.74%
Alphabet, Inc., Class A	24,234	$6,814,358
Alphabet, Inc., Class C	217,111	61,186,222
Meta Platforms, Inc., Class A	63,414	41,114,467
Universal Music Group NV - ADR	3,024,628	40,469,523
		149,584,570
Consumer Discretionary — 8.86%
Amazon.com, Inc.(a)	268,896	65,669,781
CarMax, Inc.(a)	487,147	20,416,331
Floor & Decor Holdings, Inc., Class A(a)	148,285	9,264,847
Lowe’s Companies, Inc.	73,833	17,581,852
		112,932,811
Consumer Staples — 5.65%
Dollar Tree, Inc.(a)	223,831	22,186,129
Philip Morris International, Inc.	345,418	49,854,180
		72,040,309
Financials — 18.08%
American Express Co.	57,384	20,700,130
Aon PLC, Class A	109,724	37,380,773
Berkshire Hathaway, Inc., Class B(a)	45,261	21,613,938
Charles Schwab Corp. (The)	519,539	49,106,826
Intercontinental Exchange, Inc.	327,364	47,890,080
Ryan Specialty Group Holdings, Inc.	232,343	12,732,396
Visa, Inc., Class A	120,138	40,935,822
		230,359,965
Health Care — 15.06%
Abbott Laboratories	5,872	725,897
Alcon, Inc.	495,195	36,589,959
Becton, Dickinson and Co.	289,571	51,749,232
Cooper Companies, Inc. (The)(a)	362,723	25,357,965
Thermo Fisher Scientific, Inc.	83,861	47,581,893
Waters Corp.(a)	85,731	29,971,558
		191,976,504
Industrials — 12.08%
Amentum Holdings, Inc.(a)	941,579	21,100,785
Ashtead Group PLC - ADR	154,985	41,844,401
Hayward Holdings, Inc.(a)	835,324	14,175,448
Jacobs Solutions, Inc.	258,573	40,288,259
PACCAR, Inc.	371,687	36,574,001
		153,982,894
Technology — 23.11%
Adobe, Inc.(a)	77,560	26,394,444
Advanced Micro Devices, Inc.(a)	129,042	33,050,237
Analog Devices, Inc.	93,285	21,840,817
Apple, Inc.	72,403	19,575,599
Applied Materials, Inc.	107,788	25,125,383
Arista Networks, Inc.(a)	179,327	28,278,075

See accompanying notes which are an integral part of these financial statements.

1

Kovitz Core Equity ETF

Schedule of Investments (continued)

October 31, 2025

	Shares	Fair Value
COMMON STOCKS — 94.58% - continued
Technology — 23.11% - continued
Keysight Technologies, Inc.(a)	244,749	$44,779,277
Microsoft Corp.	106,115	54,947,407
Salesforce, Inc.	155,305	40,442,975
		294,434,214
Total Common Stocks/Investments — 94.58% (Cost $917,069,082)		1,205,311,267

Other Assets in Excess of Liabilities — 5.42%		69,048,680
NET ASSETS — 100.00%		$1,274,359,947

(a)	Non-income producing security.

ADR - American Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

2

Kovitz Core Equity ETF

Statement of Assets and Liabilities

October 31, 2025

Assets
Investments in securities at fair value (cost $917,069,082) (Note 3)	$1,205,311,267
Cash	69,462,602
Dividends and interest receivable	548,661
Tax reclaims receivable	62,790
Total Assets	1,275,385,320

Liabilities
Payable to Adviser (Note 4)	1,025,373
Total Liabilities	1,025,373
Net Assets	$1,274,359,947

Net Assets consist of:
Paid-in capital	$1,065,878,367
Accumulated earnings	208,481,580
Net Assets	$1,274,359,947
Shares outstanding (unlimited number of shares authorized, no par value)	49,048,196
Net asset value, offering and redemption price per share (Note 2)	$25.98

See accompanying notes which are an integral part of these financial statements.

3

Kovitz Core Equity ETF

Statement of Operations

For the Year Ended October 31, 2025

Investment Income
Dividend income (net of foreign taxes withheld of $345,938)	$11,343,090
Interest income	1,599,862
Total investment income	12,942,952

Expenses
Investment Adviser fees (Note 4)	12,071,014
Total expenses	12,071,014
Net operating expenses	12,071,014
Net investment income	871,938

Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on:
Investment securities	(45,666,487)
In-kind transactions	170,317,269
Net change in unrealized appreciation on:
Investment securities transactions	11,093,783
Net realized and change in unrealized gain on investments	135,744,565
Net increase in net assets resulting from operations	$136,616,503

See accompanying notes which are an integral part of these financial statements.

4

Kovitz Core Equity ETF

Statements of Changes in Net Assets

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$871,938	$4,026,677
Net realized gain on investment securities transactions	124,650,782	110,362,528
Net change in unrealized appreciation of investment securities	11,093,783	171,638,165
Net increase in net assets resulting from operations	136,616,503	286,027,370

Distributions to Shareholders from (Note 2):
Earnings	(3,543,235)	(2,460,068)
Return of capital	(355,767)	—
Total distributions	(3,899,002)	(2,460,068)

Capital Transactions
Proceeds from shares sold	327,819,239	320,508,463
Amount paid for shares redeemed	(345,644,275)	(276,777,154)
Net increase (decrease) in net assets resulting from capital transactions	(17,825,036)	43,731,309
Total Increase in Net Assets	114,892,465	327,298,611

Net Assets
Beginning of year	1,159,467,482	832,168,871
End of year	$1,274,359,947	$1,159,467,482

Share Transactions
Shares sold	13,475,000	14,900,000
Shares redeemed	(14,225,000)	(12,750,000)
Net increase (decrease) in shares outstanding	(750,000)	2,150,000

See accompanying notes which are an integral part of these financial statements.

5

Kovitz Core Equity ETF

Financial Highlights

(For a share outstanding during each year)

	For the Years Ended October 31,
	2025	2024	2023	2022	2021
Selected Per Share Data
Net asset value, beginning of year	$23.28	$17.46	$17.74	$26.41	$17.94

Investment operations:
Net investment income (loss)	0.02	0.08	0.06	(0.04)	(0.04)
Net realized and unrealized gain (loss) on
investments	2.77	5.79	1.47	(4.44)	9.10
Total from investment operations	2.79	5.87	1.53	(4.48)	9.06

Less distributions to shareholders from:
Net investment income	(0.08)	(0.05)	(0.01)	—	— (a)
Net realized gains	—	—	(1.80)	(4.19)	(0.59)
Return of capital	(0.01)	—	—	—	—
Total distributions	(0.09)	(0.05)	(1.81)	(4.19)	(0.59)

Net asset value, end of year	$25.98	$23.28	$17.46	$17.74	$26.41
Market price, end of year	$26.00	$23.25	$17.48	$—	$—

Total Return(b)	11.96%	33.68%	9.47%	(20.01)%	51.56%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$1,274,360	$1,159,467	$832,169	$76,576	$99,367
Ratio of expenses to average net assets after expense waiver	0.99%	0.99%	0.99%	1.10%	1.10%
Ratio of expenses to average net assets before expense waiver	0.99%	0.99%	1.00%	1.30%	1.28%
Ratio of net investment income (loss) to average net assets after expense waiver	0.07%	0.39%	0.26%	(0.18)%	(0.17)%
Portfolio turnover rate(c)	36%	25%	20%	26%	20%

(a)	Rounds to less than $0.005 per share.
(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.
(c)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

6

Kovitz Core Equity ETF

Notes to the Financial Statements

October 31, 2025

NOTE 1. ORGANIZATION

The Kovitz Core Equity ETF (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end diversified series of Valued Advisers Trust (the “Trust”). The Trust is a management investment company established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds authorized by the Board. The Fund’s investment adviser is Kovitz Investment Group Partners, LLC (the “Adviser”). The investment objective of the Fund is to provide long-term capital appreciation.

The Fund has adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect the Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Fund. The Fund operates as a single operating segment. The Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies.” The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

7

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2025

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the fiscal year ended October 31, 2025, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statement of Operations when incurred. During the fiscal year ended October 31, 2025, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). The Adviser has agreed to pay all regular and recurring expenses of the Fund under terms of the management agreement.

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Non-cash income, if any, is recorded at the fair market value of the securities received. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends

8

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2025

and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

For the fiscal year ended October 31, 2025, the Fund made the following reclassifications to increase (decrease) the components of net assets:

Paid-In Capital	Accumulated Deficit
$168,817,173	$(168,817,173)

Share Valuation – The NAV is calculated each day the New York Stock Exchange (“NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern Time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

9

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2025

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the Nasdaq over-the-counter market are generally valued at the Nasdaq Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “Valuation Designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV as reported by the underlying fund companies. These securities are categorized as Level 1 securities.

10

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2025

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2025:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$1,205,311,267	$—	$—	$1,205,311,267
Total	$1,205,311,267	$—	$—	$1,205,311,267

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments during or at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. ADVISER FEES AND OTHER TRANSACTIONS

Under the terms of the management agreement, on behalf of the Fund, the Adviser is responsible for substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, compensation paid to the Independent Board Members, legal, audit and other services, except for the fee payments to the Adviser under the Investment Advisory Agreement (also known as a “unitary advisory fee”), interest expense, acquired fund fees and expenses, taxes, brokerage expenses, distribution fees or expenses (if any), litigation expenses and other extraordinary expenses. The Fund pays the Adviser a unitary advisory fee at an annual rate equal to 0.99% of the Fund’s average daily net assets. For the fiscal year ended October 31, 2025, the Adviser earned a fee of $12,071,014 from the Fund. At October 31, 2025, the Fund owed the Adviser $1,025,373.

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting to the Fund.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust.

The officers of the Trust are members of management and/or employees of Ultimus or of NLCS, and are not paid by the Trust for services to the Fund. Northern Lights Distributors, LLC (the “Distributor”) acts as the distributor of the Fund’s shares. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

11

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2025

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2025, purchases and sales of investment securities, other than short-term investments and in-kind transactions, were $427,057,399 and $450,142,917, respectively.

For the fiscal year ended October 31, 2025, purchases and sales for in-kind transactions were $312,223,532 and $335,178,613, respectively.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units”. Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge”, and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets. For the fiscal year ended October 31, 2025, the Fund received $18,300 and $300 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$300	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

12

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2025

NOTE 7. FEDERAL TAX INFORMATION

At October 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

Gross unrealized appreciation	$316,229,909
Gross unrealized depreciation	(32,428,115)
Net unrealized appreciation on investments	$283,801,794
Tax cost of investments	$921,509,473

At October 31, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the organization expense amortization and tax deferral of wash sales.

The tax character of distributions paid for the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	2025	2024
Distributions paid from:
Ordinary income(a)	$3,543,235	$2,460,068
Return of capital	355,767	—
Total distributions paid	$3,899,002	$2,460,068

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At October 31, 2025, the components of accumulated earnings (deficit) on a tax basis were as follows:

Accumulated Capital and Other Losses	$(75,320,214)
Unrealized Appreciation on Investments	283,801,794
Total Accumulated Earnings	$208,481,580

As of October 31, 2025, the Fund had short-term and long-term capital loss carryforwards of $27,281,063 and $48,038,869, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure

13

Kovitz Core Equity ETF

Notes to the Financial Statements (continued)

October 31, 2025

under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

14

Report of Independent Registered Public Accounting Firm

To the Shareholders of Kovitz Core Equity ETF and

Board of Trustees of Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Kovitz Core Equity ETF (the “Fund”), a series of Valued Advisers Trust, as of October 31, 2025, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2025, the results of its operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Fund’s auditor since 2012.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 24, 2025

15

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code and/or regulations, shareholders must be notified regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Fund designates approximately 100% or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

Qualified Business Income. The Fund designates approximately 0% of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Fund’s calendar year 2025 ordinary income dividends, 100% qualifies for the corporate dividends received deduction.

16

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not Applicable.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Adviser, to the Trustees for October 31, 2025 was $11,824. For October 31, 2025, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Fund, and no compensation was paid to any person of whom any officer or director of the Fund is an affiliated person.

Statement Regarding Basis for Approval of Investment Advisory Agreement

At a meeting held on June 9-10, 2025, the Board of Trustees (the “Board”) considered the renewal of the Investment Advisory Agreement (the “Kovitz Agreement”) between Valued Advisers Trust (the “Trust”) and Kovitz Investment Group Partners, LLC (“Kovitz”) with respect to the Kovitz Core Equity ETF (the “Kovitz Fund”). Kovitz provided written information to the Board to assist the Board in its considerations.

Counsel reminded the Trustees of their fiduciary duties and responsibilities, including the factors to be considered, and the application of those factors to Kovitz. In assessing the factors and reaching its decision, the Board took into consideration information furnished by Kovitz and the Trust’s other service providers for the Board’s review and consideration throughout the year at regular Board meetings, as well as information specifically prepared or presented in connection with the annual renewal process, including information presented at the meeting. The Board requested and was provided with, and reflected on, information and reports relevant to the annual renewal of the Kovitz Agreement, including: (i) reports regarding the services and support provided to the Kovitz Fund by Kovitz; (ii) quarterly assessments of the investment performance of the Kovitz Fund by personnel of Kovitz; (iii) commentary on the reasons for the performance; (iv) presentations by Kovitz addressing its investment philosophy, investment strategy, personnel, and operations; (v) compliance and audit reports concerning the Kovitz Fund and Kovitz; (vi) disclosure information contained in the Trust’s registration statement and Kovitz’s Form ADV; and (vii) a memorandum from counsel, that summarized the fiduciary duties and responsibilities of the Board in considering and approving the Kovitz Agreement. The Board also requested and received various informational materials including, without limitation: (a) documents containing information about Kovitz, including its financial information; a description of its personnel and services it provides to the Kovitz Fund; information on Kovitz’s investment advice and performance; summaries of Kovitz Fund expenses, compliance program, current legal matters, and other general information; (b) comparative expense and performance information for other mutual funds with strategies similar to the Kovitz Fund; and (c) the benefits to be realized by Kovitz from its relationship with the Kovitz Fund. The Board did not identify any particular information that was most relevant to its consideration of the Kovitz Agreement and each Trustee may have afforded different weight to the various factors.

17

Additional Information (Unaudited) (continued)

1. The nature, extent, and quality of the services to be provided by Kovitz. The Board considered Kovitz’s responsibilities under the Kovitz Agreement. The Trustees considered the services being provided by Kovitz to the Kovitz ETF. The Trustees discussed, among other things: the quality of advisory services (including research and recommendations with respect to portfolio securities), the process for formulating investment recommendations and assuring compliance with the Kovitz ETF’s investment objectives and limitations, the coordination of services for the Kovitz ETF among the Kovitz ETF’s service providers, and efforts to promote the Kovitz ETF and grow its assets. The Trustees considered Kovitz’s continuity of, and commitment to retain, qualified personnel, Kovitz’s commitment to maintain its resources and systems, and Kovitz’s cooperation with the Board and counsel for the Kovitz ETF. The Trustees considered Kovitz’s personnel, including the education and experience of the personnel and Kovitz’s compliance program, policies and procedures. After considering the foregoing information and further information in the meeting materials provided by Kovitz, the Board concluded that, in light of all the facts and circumstances, the nature, extent, and quality of the services provided by Kovitz were satisfactory and adequate for the Kovitz ETF.

2. Investment Performance of the Kovitz ETF and Kovitz. The Trustees compared the performance of the Kovitz ETF with the performance of funds with similar objectives managed by other investment advisers, with aggregated peer group data, as well as with the performance of the Kovitz ETF’s benchmark. The Trustees also considered the consistency of Kovitz’s management of the Kovitz ETF with its investment objectives, strategies, and limitations. The Trustees noted that the Kovitz ETF had underperformed as compared to its benchmark for the one-year, three-year, ten-year, and since inception periods ended March 31, 2024, and that the Kovitz ETF outperformed the benchmark for the five-year period. They also noted that the Kovitz ETF had underperformed as compared to the median of its Morningstar custom category for the one-year, three-year, ten-year, and since inception periods, and had outperformed compared to the median for the five-year periods. With regard to the custom peer group, the Trustees noted that the Kovitz ETF had underperformed as compared to the median for all periods presented. The Board reviewed the performance of Kovitz in managing a composite with investment strategies similar to that of the Kovitz ETF and observed that the Kovitz ETF’s performance was comparable. The Trustees took into consideration discussions with representatives of Kovitz regarding the reasons for the performance of the Kovitz ETF. After further reviewing and discussing these and other relevant factors, the Board concluded, in light of all the facts and circumstances, that the investment performance of the Kovitz ETF and Kovitz was satisfactory.

3. The costs of the services to be provided and profits to be realized by Kovitz from the relationship with the Kovitz ETF. The Trustees considered: (1) Kovitz’s financial condition; (2) the asset level of the Kovitz ETF; (3) the overall expenses of the Kovitz ETF; and (4) the nature and frequency of advisory fee payments. The Trustees reviewed information provided by Kovitz regarding its profits associated with managing the Kovitz ETF. The Trustees also considered potential benefits for Kovitz in managing the Kovitz ETF. The Trustees then compared the fees and expenses of the Kovitz ETF (including the management fee) to other comparable mutual funds. The Board also acknowledged the Kovitz ETF’s “unitary fee” structure, by which Kovitz pays the majority of the Kovitz Fund’s expenses. The Trustees noted that the Kovitz ETF’s management fee was above the average and median management fees of its Morningstar custom category. The Trustees also noted that the Kovitz Fund’s net expense ratio was also above that of the average and median of its custom category. When comparing the Kovitz Fund’s fees to those of its custom peer group, the Trustees noted that the

18

Additional Information (Unaudited) (continued)

Kovitz Fund’s management fee was above the average and the median. They also noted that the Kovitz Fund’s net expense ratio was also above both the average and median of the peer group. The Trustees also noted that the Kovitz Fund’s management fee could be above the fee charged by Kovitz to its separately managed accounts, and they considered the reasons for the difference, including the unitary fee structure of the Kovitz ETF. Based on the foregoing, the Board concluded that the fees to be paid to Kovitz by the Kovitz ETF and the profits to be realized by Kovitz, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Kovitz.

4. The extent to which economies of scale would be realized as the Kovitz ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Kovitz ETF’s investors. The Board considered the Kovitz ETF’s fee arrangements with Kovitz. The Board considered that while the management fee remained the same at all asset levels, the Kovitz ETF’s shareholders would continue to benefit from economies of scale under the Trust’s agreements with service providers other than Kovitz. In light of its ongoing consideration of the Kovitz ETF’s asset levels, expectations for growth in the Kovitz ETF, and fee levels, the Board determined that the Kovitz ETF’s fee arrangements, in light of all the facts and circumstances, were fair and reasonable in relation to the nature and quality of the services provided by Kovitz.

5. Possible conflicts of interest and benefits to Kovitz. The Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Kovitz ETF; the basis of decisions to buy or sell securities for the Kovitz ETF and/or Kovitz’s other accounts; and the substance and administration of Kovitz’s code of ethics. The Trustees noted that Kovitz does not utilize soft dollars. With respect to benefits to Kovitz (in addition to fees under the Kovitz Agreement), the Board noted that Kovitz would benefit from its relationship with the Kovitz ETF as the Kovitz ETF provides an investment vehicle for Kovitz’s advisory clients with small balances. Following further consideration and discussion, the Board determined that Kovitz’s standards and practices relating to the identification and mitigation of potential conflicts of interest were satisfactory and the benefits it derives from managing the Kovitz ETF were acceptable.

After additional consideration of the relevant factors and further discussion among the Board members, the Board determined to approve the continuation of the Kovitz Agreement.

19

Sound Mind Investing Fund (SMIFX)

SMI Dynamic Allocation Fund (SMIDX)

SMI Multi-Strategy Fund (SMILX)

Annual Financial Statements

and Additional Information

October 31, 2025

Funds’ Adviser:

SMI Advisory Services, LLC

4400 Ray Boll Blvd.

Columbus, IN 47203

(877) 764-3863

(877) SMI-FUND

www.smifund.com

Sound Mind Investing Fund

Schedule of Investments

October 31, 2025

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 67.59%
Cambria Global Value ETF	345,830	$10,350,692
iShares Russell 1000 Growth ETF	39,370	19,117,285
SMI 3Fourteen Full-Cycle Trend ETF(a)(b)	1,032,010	25,500,967
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund(c)	438,040	10,109,963
Total Exchange-Traded Funds (Cost $63,215,045)		65,078,907

MUTUAL FUNDS — 32.19%
Aegis Value Fund, Inc., Institutional Class	204,673	11,238,603
Artisan International Small Cap Fund, Investor Class(c)	100	1,999
Artisan International Value Fund, Investor Class	40	2,218
Artisan Mid Cap Value Fund, Investor Class	117	1,790
Champlain Small Company Fund, Institutional Class(c)	100	2,127
Columbia Acorn Fund, Institutional Class(c)	137	1,827
Delaware Ivy Large Cap Growth Fund, Class I(c)	89	3,965
DFA International Small Cap Value Portfolio, Institutional Class	100	3,012
DFA International Small Company Portfolio, Institutional Class	100	2,467
DFA U.S. Small Cap Value Portfolio, Institutional Class	38	1,885
Franklin Small Cap Value Fund, Advisor Class	29	1,785
Hartford International Opportunities Fund (The), Class Y	98	2,356
Invesco Oppenheimer International Small-Mid Company Fund, Class Y	47	1,987
Janus Henderson Mid Cap Value Fund, Class T	111	1,786
Janus Henderson Venture Fund, Class T(c)	17	1,457
JOHCM International Select Fund, Institutional Class	100	2,817
JPMorgan Mid Cap Value Fund, Institutional Class	46	1,723
JPMorgan Small Cap Equity Fund, Select Class	31	1,637
JPMorgan Small Cap Growth Fund, Class L	100	2,422
JPMorgan U.S. Research Enhanced Equity Fund, Institutional Class	42	2,117
Longleaf Partners Fund	79	1,893
Longleaf Partners Small-Cap Fund	100	2,890
Lord Abbett Developing Growth Fund, Inc., Institutional Class(c)	100	3,489
Morgan Stanley Institutional Fund, Inc., Inception Portfolio, Class I	408,088	7,692,466
Morgan Stanley Institutional Fund, Inc., Institutional Class	157,127	11,995,064
PRIMECAP Odyssey Aggressive Growth Fund	40	2,247
Prudential Jennison International Opportunities, Class Z	64	2,282
Royce Premier Fund, Investment Class	157	1,781
T. Rowe Price International Discovery Fund, Investor Class	30	2,262
T. Rowe Price Mid-Cap Growth Fund, Investor Class(c)	17	1,776
T. Rowe Price New Horizons Fund, Investor Class(c)	32	1,895
T. Rowe Price Small-Cap Value Fund, Investor Class	32	1,805
Virtus NFJ Small-Cap Value Fund, Institutional Class	162	2,442
Wasatch International Growth Fund, Investor Class(c)	77	1,784
Total Mutual Funds (Cost $26,518,969)		30,994,056

See accompanying notes which are an integral part of these financial statements.

Sound Mind Investing Fund

Schedule of Investments (continued)

October 31, 2025

	Shares	Fair Value
MONEY MARKET FUNDS — 0.32%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.05%(d)	311,394	$311,394
Total Money Market Funds (Cost $311,394)		311,394

Total Investments — 100.10% (Cost $90,045,408)		96,384,357
Liabilities in Excess of Other Assets — (0.10)%		(92,820)
NET ASSETS — 100.00%		$96,291,537

(a)	Affiliated Company.
(b)	Represents an investment greater than 25% of the Fund’s net assets. Performance of the Fund may be adversely impacted by concentrated investments in securities. As of October 31, 2025, the percentage of net assets invested in SMI 3Fourteen Full-Cycle Trend ETF was 26.48% of the Fund. The financial statements and portfolio holdings for these securities can be found at www.sec.gov.
(c)	Non-income producing security.
(d)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ETF - Exchange-Traded Fund

See accompanying notes which are an integral part of these financial statements.

SMI Dynamic Allocation Fund

Schedule of Investments

October 31, 2025

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 76.52%
BNY Mellon US Large Cap Core Equity ETF	118,560	$15,531,360
Franklin FTSE Europe ETF	8,170	286,767
Franklin FTSE Japan ETF	16,050	572,183
Grayscale Bitcoin Mini Trust ETF(a)	17,720	861,546
Invesco QQQ Trust, Series 1	10,100	6,353,607
iShares Core U.S. REIT ETF	10,000	576,400
iShares iBoxx $ Investment Grade Corporate Bond ETF	20,580	2,289,113
iShares J.P. Morgan USD Emerging Markets Bond ETF	11,920	1,152,306
iShares MSCI EAFE ETF	60,150	5,683,574
iShares MSCI Emerging Markets ex China ETF	96,180	6,949,005
ProShares S&P® 500® Dividend Aristocrats ETF	8,480	861,568
Schwab High Yield Bond ETF	64,830	1,718,643
Schwab International Equity ETF	27,500	653,400
Schwab Long-Term U.S. Treasury ETF	61,600	2,008,160
Schwab U.S. Tips ETF	42,660	1,150,114
SMI 3Fourteen Real Asset Allocation ETF(b)	361,430	10,018,912
SPDR® Bloomberg 1-3 Month T-Bill ETF	2,960	271,610
SPDR® S&P® Metals & Mining ETF	11,850	1,144,592
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund(a)	12,520	288,962
Vanguard Energy Index Fund ETF	2,310	287,687
Vanguard Small-Cap Index Fund ETF	3,400	866,966
Total Exchange-Traded Funds (Cost $52,749,713)		59,526,475

CLOSED-END FUNDS — 21.31%
Sprott Physical Gold Trust(a)	546,320	16,580,812
Total Closed-End Funds (Cost $9,604,758)		16,580,812

MUTUAL FUNDS — 1.85%
AQR Diversifying Strategies Fund, Class I(a)	101,725	1,438,398
Total Mutual Funds (Cost $1,357,415)		1,438,398

MONEY MARKET FUNDS — 0.22%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.05%(c)	171,284	171,284
Total Money Market Funds (Cost $171,284)		171,284

Total Investments — 99.90% (Cost $63,883,170)		77,716,969
Other Assets in Excess of Liabilities — 0.10%		78,172
NET ASSETS — 100.00%		$77,795,141

(a)	Non-income producing security.
(b)	Affiliated Company.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

See accompanying notes which are an integral part of these financial statements.

SMI Dynamic Allocation Fund

Schedule of Investments (continued)

October 31, 2025

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SMI Multi-Strategy Fund

Schedule of Investments

October 31, 2025

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 72.13%
BNY Mellon US Large Cap Core Equity ETF	41,200	$5,397,200
Cambria Global Value ETF	69,620	2,083,727
Communication Services Select Sector SPDR® Fund	3,270	375,429
Consumer Discretionary Select Sector SPDR® Fund	1,700	407,881
Consumer Staples Select Sector SPDR® Fund	270	20,596
Energy Select Sector SPDR® Fund	120	10,576
Financial Select Sector SPDR® Fund	6,070	317,886
Franklin FTSE Europe ETF	2,900	101,790
Franklin FTSE Japan ETF	5,720	203,918
Grayscale Bitcoin Mini Trust ETF(a)	6,230	302,903
Health Care Select Sector SPDR® Fund	250	36,063
Industrial Select Sector SPDR® Fund	1,310	203,129
Invesco QQQ Trust, Series 1	3,510	2,208,036
iShares Core US REIT ETF	3,470	200,011
iShares iBoxx $ Investment Grade Corporate Bond ETF	7,140	794,182
iShares J.P. Morgan USD Emerging Markets Bond ETF	4,140	400,214
iShares MSCI EAFE ETF	21,650	2,045,709
iShares MSCI Emerging Markets ex China ETF	33,440	2,416,040
iShares Russell 1000 Growth ETF	7,850	3,811,802
Materials Select Sector SPDR® Fund	90	7,710
ProShares S&P® 500® Dividend Aristocrats ETF	2,940	298,704
Real Estate Select Sector SPDR® Fund	190	7,771
Schwab High Yield Bond ETF	22,570	598,331
Schwab International Equity ETF	6,880	163,469
Schwab Long-Term U.S. Treasury ETF	21,360	696,335
Schwab U.S. Tips ETF	14,810	399,278
SMI 3Fourteen Full-Cycle Trend ETF(b)	233,000	5,757,429
SMI 3Fourteen Real Asset Allocation ETF(b)	133,380	3,697,320
SPDR® Bloomberg 1-3 Month T-Bill ETF	1,090	100,018
SPDR® S&P® Metals & Mining ETF	20,470	1,977,197
Technology Select Sector SPDR® Fund	4,500	1,353,060
USCF SummerHaven Dynamic Commodity Strategy No K-1 Fund(a)	96,730	2,232,528
Utilities Select Sector SPDR® Fund	90	8,019
Vanguard Energy Index Fund ETF	800	99,632
Vanguard Small-Cap Index Fund ETF	1,180	300,888
Total Exchange-Traded Funds (Cost $35,823,373)		39,034,781

MUTUAL FUNDS — 16.23%
Aegis Value Fund, Inc., Institutional Class	46,830	2,571,415
AQR Diversifying Strategies Fund, Class I(a)	35,310	499,286
Invesco International Small-Mid Company Fund, Class Y	100	4,199
Lord Abbett Developing Growth Fund, Inc., Institutional Class(a)	100	3,489
Morgan Stanley Growth Portfolio, Institutional Class	30,878	2,357,255
Morgan Stanley Institutional Fund, Inc., Inception Portfolio, Class I	94,602	1,783,256
ProFunds Semiconductor UltraSector Fund, Investor Class	22,549	1,561,087

See accompanying notes which are an integral part of these financial statements.

SMI Multi-Strategy Fund

Schedule of Investments (continued)

October 31, 2025

	Shares	Fair Value
MUTUAL FUNDS — 16.23% - continued
Wasatch International Growth Fund, Investor Class(a)	100	$2,314
Total Mutual Funds (Cost $7,349,599)		8,782,301

CLOSED-END FUNDS — 10.64%
Sprott Physical Gold Trust(a)	189,760	5,759,216
Total Closed-End Funds (Cost $3,344,970)		5,759,216

MONEY MARKET FUNDS — 0.37%
Fidelity Investments Money Market Government Portfolio, Institutional Class, 4.05%(c)	198,972	198,972
Total Money Market Funds (Cost $198,972)		198,972

Total Investments — 99.37% (Cost $46,716,914)		53,775,270
Other Assets in Excess of Liabilities — 0.63%		340,878
NET ASSETS — 100.00%		$54,116,148

(a)	Non-income producing security.
(b)	Affiliated Company.
(c)	Rate disclosed is the seven day effective yield as of October 31, 2025.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Statements of Assets and Liabilities

October 31, 2025

	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Assets
Investments in securities at fair value (cost $63,559,565, $54,953,550 and $37,416,385) (Note 3)	$70,883,390	$67,698,057	$44,320,520
Investment in affiliates, at value (cost $26,485,843, $8,929,620 and $9,300,529)	25,500,967	10,018,912	9,454,750
Receivable for fund shares sold	3,237	985	2,210
Receivable for investments sold	1,902,965	3,016,261	1,623,292
Prepaid expenses	19,481	10,697	10,042
Total Assets	98,310,040	80,744,912	55,410,814

Liabilities
Payable for fund shares redeemed	6,384	—	90,000
Payable for investments purchased	1,898,405	2,846,431	1,127,488
Payable to Adviser (Note 4)	73,377	63,800	38,642
Payable to Administrator (Note 4)	7,293	7,095	7,095
Payable to trustees	4,392	4,392	4,392
Other accrued expenses	28,652	28,053	27,049
Total Liabilities	2,018,503	2,949,771	1,294,666
Net Assets	$96,291,537	$77,795,141	$54,116,148

Net Assets consist of:
Paid-in capital	85,486,015	56,344,229	43,369,030
Accumulated earnings	10,805,522	21,450,912	10,747,118
Net Assets	$96,291,537	$77,795,141	$54,116,148
Shares outstanding (unlimited number of shares authorized, no par value)	9,391,185	5,320,780	4,655,219
Net asset value, offering and redemption price per share (Note 2)	$10.25	$14.62	$11.62

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Statements of Operations

For the year ended October 31, 2025

	Sound Mind Investing Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Investment Income
Dividend income	$833,791	$1,351,032	$782,855
Dividend income from affiliated investments	89,943	85,179	48,053
Total investment income	923,734	1,436,211	830,908

Expenses
Investment Adviser fees (Note 4)	1,010,365	732,189	468,982
Administration fees (Note 4)	36,936	33,950	33,950
Fund accounting fees (Note 4)	30,000	30,000	30,000
Registration fees	23,743	25,117	23,489
Audit and tax preparation fees	20,507	20,507	20,507
Legal fees	19,645	18,907	19,727
Trustee fees (Note 4)	18,685	19,049	19,049
Printing and postage expenses	16,416	11,505	9,541
Transfer agent fees (Note 4)	14,359	15,000	15,000
Compliance service fees (Note 4)	10,179	10,082	10,082
Line of credit	6,997	4,893	3,514
Custodian fees	6,698	6,279	5,644
Insurance expenses	4,138	3,847	3,724
Interest expense	2,746	982	456
Miscellaneous expenses	36,042	30,423	30,257
Total expenses	1,257,456	962,730	693,922
Fees voluntarily waived by Adviser	(146,081)	(9,037)	(32,641)
Net operating expenses	1,111,375	953,693	661,281
Net investment income (loss)	(187,641)	482,518	169,627

Net Realized and Change in Unrealized Gain (Loss) on Investments
Long term capital gain dividends from investment companies	2,305,234	15,607	431,524
Net realized loss on affiliated investment securities	(393,606)	—	(75,299)
Net realized gain on investment securities transactions	2,789,333	7,557,106	3,437,273
Net change in unrealized appreciation (depreciation) on affiliated investment securities	(2,034,568)	1,089,292	(45,800)
Net change in unrealized appreciation on investment securities	2,135,018	5,125,221	3,051,785
Net realized and change in unrealized gain on investments	4,801,411	13,787,226	6,799,483
Net increase in net assets resulting from operations	$4,613,770	$14,269,744	$6,969,110

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Statements of Changes in Net Assets

	Sound Mind Investing Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment loss	$(187,641)	$(394,696)
Long term capital gain dividends from investment companies	2,305,234	865,214
Net realized gain on investment securities and affiliated transactions	2,395,727	15,460,164
Net change in unrealized appreciation of investment securities and affiliated transactions	100,450	8,141,557
Net increase in net assets resulting from operations	4,613,770	24,072,239

Distributions to Shareholders from Earnings (Note 2)	(659,511)	(1,778,947)

Capital Transactions
Proceeds from shares sold	4,087,751	3,127,064
Reinvestment of distributions	653,563	1,752,876
Amount paid for shares redeemed	(18,084,876)	(19,106,009)
Net decrease in net assets resulting from capital transactions	(13,343,562)	(14,226,069)
Total Increase (Decrease) in Net Assets	(9,389,303)	8,067,223

Net Assets
Beginning of year	105,680,840	97,613,617
End of year	$96,291,537	$105,680,840

Share Transactions
Shares sold	414,448	336,775
Shares issued in reinvestment of distributions	66,016	204,775
Shares redeemed	(1,819,179)	(2,098,797)
Net decrease in shares outstanding	(1,338,715)	(1,557,247)

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Statements of Changes in Net Assets (continued)

	SMI Dynamic Allocation Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$482,518	$725,014
Long term capital gain dividends from investment companies	15,607	—
Net realized gain on investment securities transactions	7,557,106	5,156,231
Net change in unrealized appreciation of investment securities and affiliated transactions	6,214,513	7,158,701
Net increase in net assets resulting from operations	14,269,744	13,039,946

Distributions to Shareholders from Earnings (Note 2)	(4,435,891)	(143,010)

Capital Transactions
Proceeds from shares sold	4,131,970	2,532,643
Reinvestment of distributions	4,366,999	141,364
Amount paid for shares redeemed	(13,324,483)	(17,554,713)
Net decrease in net assets resulting from capital transactions	(4,825,514)	(14,880,706)
Total Increase (Decrease) in Net Assets	5,008,339	(1,983,770)

Net Assets
Beginning of year	72,786,802	74,770,572
End of year	$77,795,141	$72,786,802

Share Transactions
Shares sold	315,918	212,374
Shares issued in reinvestment of distributions	358,245	12,303
Shares redeemed	(1,033,826)	(1,486,652)
Net decrease in shares outstanding	(359,663)	(1,261,975)

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Statements of Changes in Net Assets (continued)

	SMI Multi-Strategy Fund
	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$169,627	$90,696
Long term capital gain dividends from investment companies	431,524	188,142
Net realized gain on investment securities and affiliated transactions	3,361,974	5,439,056
Net change in unrealized appreciation of investment securities and affiliated transactions	3,005,985	4,480,015
Net increase in net assets resulting from operations	6,969,110	10,197,909

Distributions to Shareholders from Earnings (Note 2)	(3,033,172)	(445,150)

Capital Transactions
Proceeds from shares sold	5,308,070	5,685,251
Reinvestment of distributions	3,020,927	444,311
Amount paid for shares redeemed	(11,253,407)	(12,684,275)
Net decrease in net assets resulting from capital transactions	(2,924,410)	(6,554,713)
Total Increase in Net Assets	1,011,528	3,198,046

Net Assets
Beginning of year	53,104,620	49,906,574
End of year	$54,116,148	$53,104,620

Share Transactions
Shares sold	500,450	570,750
Shares issued in reinvestment of distributions	293,579	46,186
Shares redeemed	(1,051,813)	(1,271,324)
Net decrease in shares outstanding	(257,784)	(654,388)

See accompanying notes which are an integral part of these financial statements.

Sound Mind Investing Fund

Financial Highlights

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Selected Per Share Data
Net asset value, beginning of year	$9.85	$7.94	$8.31	$13.66	$9.97

Income from investment operations:
Net investment income (loss)(a)	(0.03)	(0.03)	0.15	0.55	(0.02)
Net realized and unrealized gain (loss) on investments	0.49	2.09	(0.44)	(1.59)	3.71
Total from investment operations	0.46	2.06	(0.29)	(1.04)	3.69

Less distributions to shareholders from:
Net investment income	—	(0.15)	(0.08)	(0.42)	—
Net realized gains	(0.06)	—	—	(3.89)	—
Total distributions	(0.06)	(0.15)	(0.08)	(4.31)	—

Net asset value, end of year	$10.25	$9.85	$7.94	$8.31	$13.66

Total Return(b)	4.72%	26.20%	(3.52)%	(10.72)%	37.01%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$96,292	$105,681	$97,614	$114,412	$150,117
Ratio of expenses to average net assets after waiver(c)	1.10%	1.22%	1.21%	1.19%	1.17%
Ratio of expenses to average net assets excluding interest expenses(c)(d)	1.09%	1.21%	1.20%	1.19%	1.16%
Ratio of expenses to average net assets before waiver and reimbursement(c)	1.24%	1.24%	1.21%	1.19%	1.17%
Ratio of net investment income (loss) to average net assets(a)(c)	(0.19)%	(0.38)%	1.62%	4.87%	(0.09)%
Portfolio turnover rate	118.43%	210.62%	205.91%	259.58%	300.02%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(d)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI Dynamic Allocation Fund

Financial Highlights

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022		For the Year Ended October 31, 2021
Selected Per Share Data
Net asset value, beginning of year	$12.81	$10.77	$10.38	$13.97		$12.45

Income from investment operations:
Net investment income (loss)(a)	0.11	0.13	0.05	(—	)(b)	0.10
Net realized and unrealized gain (loss) on investments	2.49	1.93	0.34	(2.55)		2.08
Total from investment operations	2.60	2.06	0.39	(2.55)		2.18

Less distributions to shareholders from:
Net investment income	(0.17)	(0.02)	—	(0.06)		(0.09)
Net realized gains	(0.62)	—	—	(0.98)		(0.57)
Total distributions	(0.79)	(0.02)	—	(1.04)		(0.66)

Paid in capital from redemption fees	—	—	—	—		—
Net asset value, end of year	$14.62	$12.81	$10.77	$10.38		$13.97

Total Return(c)	21.46%	19.16%	3.76%	(19.82)%		18.17%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$77,795	$72,787	$74,771	$85,749		$119,964
Ratio of expenses to average net assets after waiver(d)	1.30%	1.32%	1.22%	1.20%		1.17%
Ratio of expenses to average net assets excluding interest expenses(d)(e)	1.29%	1.31%	1.22%	1.19%		1.16%
Ratio of expenses to average net assets before waiver and reimbursement(d)	1.31%	1.32%	1.22%	1.20%		1.17%
Ratio of net investment income (loss) to average net assets(a)(d)	0.66%	0.98%	0.49%	(0.04)%		0.80%
Portfolio turnover rate	200.42%	194.72%	174.21%	317.28%		175.11%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Rounds to less than $0.005 per share.
(c)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(d)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(e)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI Multi-Strategy Fund

Financial Highlights

(For a share outstanding during each year)

	For the Year Ended October 31, 2025	For the Year Ended October 31, 2024	For the Year Ended October 31, 2023	For the Year Ended October 31, 2022	For the Year Ended October 31, 2021
Selected Per Share Data
Net asset value, beginning of year	$10.81	$8.96	$9.00	$12.36	$9.88

Income from investment operations:
Net investment income(a)	0.04	0.01	0.08	0.25	0.04
Net realized and unrealized gain (loss) on investments	1.41	1.92	(0.09)	(1.63)	2.48
Total from investment operations	1.45	1.93	(0.01)	(1.38)	2.52

Less distributions to shareholders from:
Net investment income	(0.05)	(0.08)	(0.03)	(0.25)	(0.04)
Net realized gains	(0.59)	—	—	(1.73)	—
Total distributions	(0.64)	(0.08)	(0.03)	(1.98)	(0.04)

Net asset value, end of year	$11.62	$10.81	$8.96	$9.00	$12.36

Total Return(b)	14.18%	21.65%	(0.09)%	(13.29)%	25.51%

Ratios and Supplemental Data:
Net assets, end of year (000 omitted)	$54,116	$53,105	$49,907	$55,910	$68,885
Ratio of expenses to average net assets after waiver(c)	1.27%	1.30%	1.21%	1.16%	1.16%
Ratio of expenses to average net assets excluding interest expenses(c)(d)	1.26%	1.29%	1.20%	1.15%	1.15%
Ratio of expenses to average net assets before waiver and reimbursement(c)	1.33%	1.33%	1.22%	1.19%	1.14%
Ratio of net investment income to average net assets(a)(c)	0.33%	0.17%	0.90%	2.20%	0.35%
Portfolio turnover rate	187.02%	224.23%	196.14%	292.22%	231.35%

(a)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying funds in which the Fund invests.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	These ratios exclude the impact of expenses of the underlying funds in which the Fund invests as represented in the Schedule of Investments.
(d)	These ratios do not include the effects of line of credit interest expense and borrowing costs.

See accompanying notes which are an integral part of these financial statements.

SMI Funds

Notes to the Financial Statements

October 31, 2025

NOTE 1. ORGANIZATION

The Sound Mind Investing Fund (“SMI Fund”), SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund (each a “Fund” and collectively, the “Funds”) are diversified series of Valued Advisers Trust (the “Trust”). The Trust was established under the laws of Delaware by an Agreement and Declaration of Trust dated June 13, 2008 (the “Trust Agreement”) and registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust Agreement permits the Board of Trustees (the “Board” or the “Trustees”) to issue an unlimited number of shares of beneficial interest of separate series without par value. Each Fund is one of a series of funds currently authorized by the Trustees. The investment adviser to the Funds is SMI Advisory Services, LLC (the “Adviser”). The SMI Fund seeks to provide long-term capital appreciation. The SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund seek total return. Total return is composed of both income and capital appreciation.

Each of the Funds is a “fund-of-funds” in which each Fund may invest in other investment companies, including exchange-traded and closed-end funds.

The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Principal Executive Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standard Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the fiscal year ended October 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations when incurred. During the fiscal year ended October 31, 2025, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last three tax year ends and the interim tax period since then, as applicable). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund are allocated to the individual funds of the Trust based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statement

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

and income tax purposes. Dividend income and long-term capital gains dividends from investment companies are recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are accreted or amortized using the effective interest method, if applicable. Withholding taxes on foreign dividends, if any, have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Funds.

Fund	Paid-In Capital	Accumulated Earnings (Deficit)
SMI Fund	$(364,827)	$364,827
SMI Dynamic Allocation Fund	(1)	1
SMI Multi-Strategy Fund	—	—

Share Valuation – The NAV is calculated each day the New York Stock Exchange (the “NYSE”) is open by dividing the total value of the Fund’s assets, less liabilities, by the number of shares outstanding for the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities, including ETFs and closed-end funds, that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange- traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using the market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, securities are valued in good faith by the Adviser as “valuation designee” under the oversight of the Board. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV. These securities are categorized as Level 1 securities. In the event that the ending NAV for a mutual fund is unavailable at the end of day pricing time, the Adviser may, in accordance with the Trust’s valuation policies, consider all appropriate factors in determining the fair value of the mutual fund. In such cases the security will generally be categorized as a Level 2 security.

In accordance with the Trust’s valuation policies, the Valuation Designee is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

The following is a summary of the inputs used to value the Funds’ investments as of October 31, 2025:

SMI Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$65,078,907	$—	$—	$65,078,907
Mutual Funds	30,994,056	—	—	30,994,056
Money Market Funds	311,394	—	—	311,394
Total	$96,384,357	$—	$—	$96,384,357

SMI Dynamic Allocation Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$59,526,475	$—	$—	$59,526,475
Mutual Funds	1,438,398	—	—	1,438,398
Money Market Funds	171,284	—	—	171,284
Closed-End Funds	16,580,812	—	—	16,580,812
Total	$77,716,969	$—	$—	$77,716,969

SMI Multi-Strategy Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$39,034,781	$—	$—	$39,034,781
Mutual Funds	8,782,301	—	—	8,782,301
Money Market Funds	198,972	—	—	198,972
Closed-End Funds	5,759,216	—	—	5,759,216
Total	$53,775,270	$—	$—	$53,775,270

The Funds did not hold any investments during or at the end of the reporting period in which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the investment advisory agreement with respect to each Fund (the “Advisory Agreements”), the Adviser is responsible for managing each Fund’s investments. As compensation for its management services, each Fund is obligated to pay the Adviser a fee based on the Fund’s average daily net assets as follows:

Fund Assets	SMI Fund Management Fee	SMI Dynamic Allocation Fund Management Fee	SMI Multi-Strategy Fund Management Fee
$1 – $100 million	1.00%	1.00%	0.90%
$100,000,001 – $250 million	1.00%	1.00%	0.80%
$250,000,001 to $500 million	0.90%	0.90%	0.70%
Over $500 million	0.80%	0.80%	0.60%

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

Until February 28, 2025, the Adviser had an operating expense limitation agreement in place where it had contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) did not exceed 1.45% of the Fund’s average daily net assets with respect to the SMI Fund, 1.30% with respect to the SMI Multi-Strategy Fund, and 1.45% with respect to the SMI Dynamic Allocation Fund. This contractual arrangement for each Fund expired February 28, 2025 and was not renewed. Each prior waiver or reimbursement by the Advisor is subject to repayment by the Fund within the three years following the date of such waiver or reimbursement, provided that the Fund is able to make the repayment without exceeding the lesser of the expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment.

Effective March 1, 2025, the Adviser has entered into an operating expense limitation agreement with respect to the SMI Multi-Strategy Fund where it has contractually agreed to waive its management fee and/or reimburse certain operating expenses, but only to the extent necessary so that the SMI Multi-Strategy Fund’s total annual operating expenses (excluding interest, taxes, brokerage commissions, other expenses which are capitalized in accordance with generally accepted accounting principles, extraordinary expenses, dividend expense on short sales, 12b-1 fees, and acquired fund fees and expenses) do not exceed 1.45% of the SMI Multi-Strategy Fund’s average daily net assets. The contractual arrangement for the SMI Multi-Strategy Fund is in place through February 28, 2026. Each waiver or reimbursement by the Adviser is subject to repayment by the SMI Multi-Strategy Fund within the three years following the date of such waiver or reimbursement, provided that the SMI Multi-Strategy Fund is able to make the repayment without exceeding the lesser of the expense limitation at the time of the waiver or reimbursement, and the expense limitation at the time of the repayment.

As of October 31, 2025, the Adviser may seek repayment of investment advisory fee waivers and expense reimbursements from the Multi-Strategy Fund as follows:

Recoverable through
October 31, 2026	$6,245
October 31, 2027	9,693

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

In addition to the expense limitations previously noted, the Adviser has agreed to a voluntary waiver of investment fees in the amounts listed below:

Effective Date	Fund	Waiver
6/1/2025	SMI Fund	0.1500%
6/1/2025	SMI Dynamic Allocation Fund	0.0280%
6/1/2025	SMI Multi-Strategy Fund	0.0725%

8/26/2025	SMI Fund	0.1200%
8/26/2025	SMI Dynamic Allocation Fund	0.0280%
8/26/2025	SMI Multi-Strategy Fund	0.0557%

10/1/2025	SMI Fund	0.1050%
10/1/2025	SMI Dynamic Allocation Fund	0.0325%
10/1/2025	SMI Multi-Strategy Fund	0.0619%

From October 31, 2024 to May 31, 2025, the Adviser agreed to a voluntary waiver of investments advisory fees in the amount of 0.15% of the SMI Fund’s and 0.06% of the SMI Multi-Strategy Fund’s average daily net assets, respectively.

The Adviser is not entitled to the reimbursement of any fees voluntarily waived. During the fiscal year ended October 31, 2025, the Adviser voluntarily waived fees of $146,081, $9,037 and $32,641 for the SMI Fund, SMI Dynamic Allocation Fund and SMI Multi-Strategy Fund, respectively.

The Trust retains Ultimus Fund Solutions, LLC (“Ultimus” or “Administrator”), to provide the Funds with administration, fund accounting, and transfer agent services, including all regulatory reporting.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer and an Anti-Money Laundering Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds.

The officers of the Trust are members of management and/or employees of the Administrator or of NLCS and are not paid by the Trust for services to the Funds. Ultimus Fund Distributors, LLC (the “Distributor”), a wholly-owned subsidiary of Ultimus, acts as the distributor of the Funds’ shares. There were no payments made to the Distributor by the Funds for the fiscal year ended October 31, 2025.

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the fiscal year ended October 31, 2025, purchases and sales of investment securities, other than short-term investments, were as follows:

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Purchases	$118,671,525	$146,118,371	$96,997,534
Sales	$130,402,099	$154,393,349	$102,675,708

There were no purchases or sales of long-term U.S. government obligations during the fiscal year ended October 31, 2025.

NOTE 6. LINE OF CREDIT

During the fiscal year ended October 31, 2025, the Trust, on behalf of the Funds, entered into a short-term credit agreement (“Line of Credit”) with Huntington National Bank (“Huntington”), expiring on January 16, 2026. Under the terms of the agreement, each of the Funds may borrow up to the lesser of 10% of a Fund’s daily market value or $5 million at an interest rate equal to the Secured Overnight Financing Rate (“SOFR”) plus 161.50 basis points (if SOFR is less than 0.385%, such rate shall be deemed to be 0.385%), which was 5.64% as of October 31, 2025. The purpose of the agreement is to meet temporary or emergency cash needs, including redemption requests that might otherwise require the untimely disposition of securities. Huntington receives an annual facility fee of 0.125% on $5 million as well as an additional annual fee of 0.125% on any unused portion of the credit facility, invoiced quarterly, for providing the Line of Credit. The Funds will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of a Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of a Fund’s total assets at the time when the borrowing is made. To the extent that the line of credit is utilized, it will be collateralized by securities in the Funds’ portfolios.

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

The borrowings by the Funds during the fiscal year ended October 31, 2025, were as follows:

Fund	Average Daily Loan Balance(a)	Weighted Average Interest Rate(a)	Number of Days Outstanding(b)	Interest Expense Accrued	Maximum Loan Outstanding
SMI Fund	$468,750	5.86%	36	$2,746	$2,800,000
SMI Dynamic Allocation Fund	191,774	5.95%	31	982	1,050,000
SMI Multi-Strategy Fund	250,455	5.96%	11	456	800,000

(a)	Averages based on the number of days outstanding.
(b)	Number of Days Outstanding represents the total days during the fiscal year ended October 31, 2025, that a Fund utilized the Line of Credit.

The Funds had no outstanding borrowings under this line of credit as of October 31, 2025.

NOTE 7. FEDERAL TAX INFORMATION

At October 31, 2025, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes were as follows:

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Gross unrealized appreciation	$7,328,754	$13,563,038	$7,229,436
Gross unrealized depreciation	(990,062)	(2,016)	(234,578)
Net unrealized appreciation/(depreciation) on investments	$6,338,692	$13,561,022	$6,994,858
Tax cost of investments	$90,045,665	$64,155,947	$46,780,412

At October 31, 2025, the difference between book basis and tax basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales and Passive Foreign Investment Companies.

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

The tax character of distributions for the fiscal years ended October 31, 2025 and October 31, 2024 were as follows:

	SMI Fund		SMI Dynamic Allocation Fund		SMI Multi-Strategy Fund
	2025	2024	2025	2024	2025	2024
Distributions paid from:(a)
Ordinary income	$—	$1,778,403	$3,349,863	$143,010	$233,940	$382,825
Long-term capital gains	659,511	544	1,086,028	—	2,799,232	62,325
Total distributions paid	$659,511	$1,778,947	$4,435,891	$143,010	$3,033,172	$445,150

(a)	For federal income tax purposes, distributions of short-term capital gains are treated as ordinary income distributions.

At October 31, 2025, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Undistributed ordinary income	$857,370	$3,321,093	$1,401,644
Undistributed long-term capital gains	3,826,970	4,568,797	2,350,616
Accumulated capital and other losses	(217,510)	—	—
Unrealized appreciation on investments	6,338,692	13,561,022	6,994,858
Total accumulated earnings	$10,805,522	$21,450,912	$10,747,118

Certain qualified late year ordinary losses incurred after December 31, and within the current taxable year, are deemed to arise on the first business day of the Fund’s following taxable year. For the tax year ended October 31, 2025, the SMI Fund deferred Qualified Late Year Ordinary Losses in the amount of $217,510.

NOTE 8. INVESTMENT IN OTHER INVESTMENT COMPANIES

Each Fund may invest a significant portion of its assets in shares of one or more investment companies, including ETFs, open-end and closed-end mutual funds and money market mutual funds. Each Fund will incur additional indirect expenses (acquired fund fees and expenses) to the extent it invests in shares of other investment companies. As of October 31, 2025, the SMI Fund had 67.59% and 32.19% of the value of its net assets invested in ETFs

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

and mutual funds, respectively. As of October 31, 2025, the SMI Dynamic Allocation Fund had 76.52%, 1.85% and 21.31% of the value of its net assets invested in ETFs, mutual funds and closed-end funds, respectively. As of October 31, 2025, the SMI Multi-Strategy Fund had had 71.44%, 16.92% and 10.64% of the value of its net assets invested in ETFs, mutual funds and closed-end funds, respectively. The financial statements of these ETFs and open-end and closed-end mutual funds can be found at www.sec.gov.

NOTE 9. INDEMNIFICATIONS

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 10. INVESTMENTS IN AFFILIATED ISSUERS

An affiliated issuer is an entity in which a Fund has ownership of at least 5% of the voting securities or any investment in an another SMI-sponsored Fund. Issuers that are affiliates of a Fund at period-end are noted in the Fund’s Schedule of Investments. Additional security purchases and the reduction of certain securities shares outstanding of existing portfolio holdings that were not considered affiliated in prior years may result in a Fund owning in excess of 5% of the outstanding shares at period-end. The table below reflects transactions during the period with entities that are affiliates as of October 31, 2025 and may include acquisitions of new investments, prior year holdings that became affiliated during the period and prior period affiliated holdings that are no longer affiliated as of period-end.

Fund Name	Affiliated Fund Name	Value on October 31, 2024	Purchases/ Additions	Sales/ Reductions
SMI Fund	SMI 3Fourteen Full-Cycle Trend ETF	$54,121,737	$—	$(26,192,596)
SMI Dynamic Allocation Fund	SMI 3Fourteen Real Asset Allocation ETF	—	8,929,620	—
SMI Multi-Strategy Fund	SMI 3Fourteen Full-Cycle Trend ETF	10,588,931	290,309	(4,622,532)
	SMI 3Fourteen Real Asset Allocation ETF	—	3,319,141	—

SMI Funds

Notes to the Financial Statements (continued)

October 31, 2025

Fund Name	Affiliated Fund Name	Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value on October 31, 2025
SMI Fund	SMI 3Fourteen Full-Cycle Trend ETF	$(393,606)	$(2,034,568)	$25,500,967
SMI Dynamic Allocation Fund	SMI 3Fourteen Real Asset Allocation ETF	—	1,089,292	10,018,912
SMI Multi-Strategy Fund	SMI 3Fourteen Full-Cycle Trend ETF	(75,299)	(423,979)	5,757,430
	SMI 3Fourteen Real Asset Allocation ETF	—	378,179	3,697,320

Fund Name	Affiliated Fund Name	Shared Held on October 31, 2025	Dividend Income	Long-Term Capital Gain Distributions
SMI Fund	SMI 3Fourteen Full-Cycle Trend ETF	$1,032,010	$89,943	$—
SMI Dynamic Allocation Fund	SMI 3Fourteen Real Asset Allocation ETF	361,430	85,179	—
SMI Multi-Strategy Fund	SMI 3Fourteen Full-Cycle Trend ETF	233,000	18,073	—
	SMI 3Fourteen Real Asset Allocation ETF	133,380	29,979	—

NOTE 11. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Report of Independent Registered Public Accounting Firm

To the Shareholders of SMI Funds and Board of Trustees of Valued Advisers Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of SMI Funds, comprising Sound Mind Investing Fund, SMI Dynamic Allocation Fund, and SMI Multi-Strategy Fund (the “Funds”), each a series of Valued Advisers Trust, as of October 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of October 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2025, by correspondence with the custodian and brokers. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Funds’ auditor since 2006.

COHEN & COMPANY, LTD.

Cleveland, Ohio

December 24, 2025

Additional Federal Income Tax Information (Unaudited)

The Form 1099-DIV you receive in January 2026 will show the tax status of all distributions paid to your account in calendar year 2025. Shareholders are advised to consult their own tax adviser with respect to the tax consequences of their investment in the Fund. As required by the Internal Revenue Code regulations, shareholders must be notified within 60 days of the Fund’s fiscal year end regarding the status of qualified dividend income for individuals and the dividends received deduction for corporations.

Qualified Dividend Income. The Funds designate the following percentage or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for a reduced tax rate.

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Qualified Dividend Income	0%	14%	20%

Qualified Business Income. The Funds designate the following percentage of its ordinary income dividends, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified business income.

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Qualified Business Income	0%	0%	0%

Dividends Received Deduction. Corporate shareholders are generally entitled to take the dividends received deduction on the portion of the Fund’s dividend distribution that qualifies under tax law. For the Funds’ calendar year 2025 ordinary income dividends, the following percentages qualifies for the corporate dividends received deduction.

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Dividends Received Deduction	0%	11%	10%

For the year ended October 31, 2025, the Funds designate the following amounts in long-term capital gain distributions.

	SMI Fund	SMI Dynamic Allocation Fund	SMI Multi- Strategy Fund
Long-Term Capital Gains Distributions	$659,511	$1,086,028	$2,799,232

Additional Information (Unaudited)

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

The aggregate compensation paid, on behalf of the Funds, to the Trustees for October 31, 2025 was $11,824 for Sound Mind Investing Fund, $11,824 for SMI Dynamic Allocation Fund, and $11,824 for SMI Multi-Strategy Fund, respectively. For October 31, 2025, no special compensation was paid to the Trustees, no compensation was paid to any officer of the Funds, and no compensation was paid to any person of whom any officer or director of the Funds is an affiliated person.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Included under Item 7.

Item 16. Controls and Procedures

(a)	The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a)	Not applicable.

(b)	Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Valued Advisers Trust

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer

Date:	1/2/2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Matthew J. Miller
Matthew J. Miller
President and Principal Executive Officer

Date:	1/2/2026

By	/s/ Zachary P. Richmond
Zachary P. Richmond
Treasurer and Principal Financial Officer

Date:	1/2/2026